UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-1400

Fidelity Contrafund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Series Opportunistic Insights Fund

September 30, 2015

1.951057.102
O1T-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.3%
	Shares	Value
CONSUMER DISCRETIONARY - 22.2%
Automobiles - 1.3%
General Motors Co.	87,400	$2,623,748
Mahindra & Mahindra Ltd. (a)	258,425	4,999,230
Maruti Suzuki India Ltd. (a)	103,592	7,433,068
Tesla Motors, Inc. (a)(b)	240,316	59,694,494
		74,750,540
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	65,007	4,176,050
Hotels, Restaurants & Leisure - 5.2%
ARAMARK Holdings Corp.	210,400	6,236,256
Buffalo Wild Wings, Inc. (a)	2,510	485,509
Chipotle Mexican Grill, Inc. (a)	104,014	74,916,084
Domino's Pizza, Inc.	83,278	8,986,529
Dunkin' Brands Group, Inc.	58,400	2,861,600
Hilton Worldwide Holdings, Inc.	160,000	3,670,400
Jubilant Foodworks Ltd.	8,481	207,856
Marriott International, Inc. Class A	497,600	33,936,320
Papa John's International, Inc.	9,384	642,616
Planet Fitness, Inc. (a)	31,825	545,481
Starbucks Corp.	2,574,300	146,323,212
Whitbread PLC	254,994	18,006,445
Zoe's Kitchen, Inc. (a)(b)	21,600	852,984
		297,671,292
Household Durables - 0.2%
D.R. Horton, Inc.	40,300	1,183,208
Harman International Industries, Inc.	2,100	201,579
Leggett & Platt, Inc.	25,600	1,056,000
Lennar Corp. Class A	71,900	3,460,547
Mohawk Industries, Inc. (a)	36,800	6,689,872
Tempur Sealy International, Inc. (a)	5,143	367,364
		12,958,570
Internet & Catalog Retail - 4.9%
Amazon.com, Inc. (a)	284,607	145,687,477
ASOS PLC (a)(b)	21,400	894,786
Netflix, Inc. (a)	473,073	48,849,518
Priceline Group, Inc. (a)	50,350	62,275,901
TripAdvisor, Inc. (a)	313,505	19,757,085
Wayfair LLC Class A (b)	130,004	4,557,940
		282,022,707
Leisure Products - 0.0%
Hasbro, Inc.	21,400	1,543,796
Media - 3.5%
Charter Communications, Inc. Class A (a)(b)	53,500	9,407,975
DISH Network Corp. Class A (a)	19,700	1,149,298
Entertainment One Ltd.	18,700	70,155
Legend Pictures LLC (c)(d)	5,465	11,999,337
Liberty Broadband Corp.:
Class A (a)	81,399	4,187,165
Class C (a)	164,374	8,411,018
Liberty Global PLC:
Class A (a)	641,352	27,539,655
Class A (a)	35,957	1,211,391
Class C (a)	525,252	21,545,837
LiLAC Class C (a)	26,262	899,211
Liberty Media Corp. Class C (a)	690,196	23,784,154
Lions Gate Entertainment Corp.	132,545	4,877,656
Naspers Ltd. Class N	37,400	4,670,540
Rightmove PLC	45,711	2,522,567
Starz Series A (a)	47,200	1,762,448
The Walt Disney Co.	723,600	73,951,920
		197,990,327
Multiline Retail - 0.5%
B&M European Value Retail S.A.	627,077	3,086,779
Dollar Tree, Inc. (a)	122,800	8,185,848
Dollarama, Inc.	76,900	5,193,703
Next PLC	100,641	11,585,820
		28,052,150
Specialty Retail - 3.1%
AutoNation, Inc. (a)	29,300	1,704,674
AutoZone, Inc. (a)	27,600	19,977,708
Best Buy Co., Inc.	16,700	619,904
DavidsTea, Inc.	3,114	48,765
Fast Retailing Co. Ltd.	1,300	528,787
Foot Locker, Inc.	75,500	5,433,735
Home Depot, Inc.	226,300	26,135,387
L Brands, Inc.	12,600	1,135,638
O'Reilly Automotive, Inc. (a)	116,981	29,245,250
Restoration Hardware Holdings, Inc. (a)	100	9,331
Signet Jewelers Ltd.	56,688	7,716,937
TJX Companies, Inc.	1,115,825	79,692,222
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	38,800	6,337,980
		178,586,318
Textiles, Apparel & Luxury Goods - 3.4%
NIKE, Inc. Class B	966,625	118,865,876
Under Armour, Inc. Class A (sub. vtg.) (a)	758,200	73,378,596
		192,244,472

TOTAL CONSUMER DISCRETIONARY		1,269,996,222

CONSUMER STAPLES - 7.4%
Beverages - 0.9%
Boston Beer Co., Inc. Class A (a)(b)	121,332	25,553,733
Coca-Cola Bottling Co. Consolidated	88,000	17,017,440
Constellation Brands, Inc. Class A (sub. vtg.)	20,100	2,516,721
Monster Beverage Corp. (a)	53,400	7,216,476
		52,304,370
Food & Staples Retailing - 1.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	85,800	3,945,707
Costco Wholesale Corp.	303,700	43,905,909
CVS Health Corp.	586,700	56,604,816
		104,456,432
Food Products - 1.5%
Amplify Snack Brands, Inc. (a)	69,600	745,416
Associated British Foods PLC	994,268	50,236,236
Blue Buffalo Pet Products, Inc. (a)(b)	27,000	483,570
General Mills, Inc.	10,500	589,365
Mondelez International, Inc.	569,465	23,843,500
Pinnacle Foods, Inc.	137,000	5,737,560
Post Holdings, Inc.(a)	17,300	1,022,430
The Hain Celestial Group, Inc. (a)	74,300	3,833,880
The Kraft Heinz Co.	7,400	522,292
		87,014,249
Household Products - 1.5%
Colgate-Palmolive Co.	1,299,015	82,435,492
Procter & Gamble Co.	32,700	2,352,438
		84,787,930
Personal Products - 1.6%
Coty, Inc. Class A	24,000	649,440
Estee Lauder Companies, Inc. Class A	1,117,116	90,128,919
L'Oreal SA	11,478	1,988,596
		92,766,955

TOTAL CONSUMER STAPLES		421,329,936

ENERGY - 1.2%
Energy Equipment& Services - 0.3%
Schlumberger Ltd.	247,150	17,045,936
Oil, Gas & Consumable Fuels - 0.9%
Birchcliff Energy Ltd. (a)	77,300	369,557
Continental Resources, Inc. (a)	28,077	813,391
EOG Resources, Inc.	430,914	31,370,539
Marathon Petroleum Corp.	156,700	7,259,911
TAG Oil Ltd. (a)	1,137,300	715,873
Tesoro Corp.	55,800	5,425,992
Valero Energy Corp.	137,300	8,251,730
		54,206,993

TOTAL ENERGY		71,252,929

FINANCIALS - 10.0%
Banks - 4.7%
Banco Santander Chile sponsored ADR	175,900	3,204,898
Bank of America Corp.	885,200	13,791,416
Citigroup, Inc.	973,427	48,291,713
HDFC Bank Ltd. sponsored ADR	390,147	23,834,080
JPMorgan Chase & Co.	538,688	32,843,807
Kotak Mahindra Bank Ltd.	332,533	3,303,451
U.S. Bancorp	253,469	10,394,764
Virgin Money Holdings Uk PLC	503,600	2,944,438
Wells Fargo & Co.	2,592,796	133,140,075
		271,748,642
Capital Markets - 0.8%
BlackRock, Inc. Class A	70,953	21,106,389
Charles Schwab Corp.	152,400	4,352,544
Diamond Hill Investment Group, Inc.	400	74,416
Goldman Sachs Group, Inc.	33,200	5,768,832
Morgan Stanley	270,685	8,526,578
Oaktree Capital Group LLC Class A	188,190	9,315,405
		49,144,164
Consumer Finance - 0.1%
Credit Acceptance Corp. (a)(b)	5,441	1,071,170
Discover Financial Services	11,100	577,089
LendingClub Corp. (b)	290,157	3,838,777
Springleaf Holdings, Inc. (a)	2,800	122,416
		5,609,452
Diversified Financial Services - 3.3%
Berkshire Hathaway, Inc. Class A (a)	861	168,101,640
IntercontinentalExchange, Inc.	9,100	2,138,409
McGraw Hill Financial, Inc.	208,116	18,002,034
		188,242,083
Insurance - 0.7%
ACE Ltd.	41,700	4,311,780
AIA Group Ltd.	1,354,200	7,042,856
Direct Line Insurance Group PLC	618,841	3,509,633
Fairfax Financial Holdings Ltd. (sub. vtg.)	11,500	5,237,175
James River Group Holdings Ltd.	21,300	572,757
Marsh & McLennan Companies, Inc.	154,578	8,072,063
The Chubb Corp.	78,756	9,659,423
		38,405,687
Real Estate Investment Trusts - 0.4%
American Tower Corp.	89,800	7,900,604
Equity Residential (SBI)	114,500	8,601,240
Merlin Properties Socimi SA (a)	352,100	4,190,099
		20,691,943
Real Estate Management & Development - 0.0%
Brookfield Asset Management, Inc. Class A	18,100	569,516
WeWork Companies, Inc. Class A (d)	36,005	1,184,189
		1,753,705

TOTAL FINANCIALS		575,595,676

HEALTH CARE - 14.3%
Biotechnology - 6.4%
Aduro Biotech, Inc.	26,300	509,431
Agios Pharmaceuticals, Inc. (a)	69,097	4,877,557
Alnylam Pharmaceuticals, Inc. (a)	10,300	827,708
Amgen, Inc.	66,487	9,196,482
Anacor Pharmaceuticals, Inc. (a)	7,300	859,283
Biogen, Inc. (a)	239,803	69,976,913
BioMarin Pharmaceutical, Inc. (a)	70,500	7,425,060
Biotie Therapies Corp. sponsored ADR	87,800	1,149,302
bluebird bio, Inc. (a)	29,300	2,506,615
Blueprint Medicines Corp.	11,200	239,008
Celgene Corp. (a)	274,700	29,714,299
Cellectis SA sponsored ADR	37,900	999,044
Chiasma, Inc. (a)	12,000	238,560
Cidara Therapeutics, Inc.	19,000	241,680
Clovis Oncology, Inc. (a)	5,700	524,172
Coherus BioSciences, Inc.	11,900	238,476
Dyax Corp. (a)	101,300	1,933,817
Enanta Pharmaceuticals, Inc. (a)	74,626	2,696,984
Genmab A/S (a)	10,100	924,940
Gilead Sciences, Inc.	1,950,795	191,548,561
Incyte Corp. (a)	10,300	1,136,399
Intrexon Corp. (a)(b)	170,850	5,433,030
Medivation, Inc. (a)	89,684	3,811,570
Mirati Therapeutics, Inc. (a)	9,600	330,432
Myriad Genetics, Inc. (a)(b)	35,996	1,349,130
NantKwest, Inc. (a)(b)	28,400	325,464
Neurocrine Biosciences, Inc. (a)	119,500	4,754,905
OvaScience, Inc. (a)(b)	1,097,674	9,319,252
ProNai Therapeutics, Inc. (a)	15,000	307,800
Regeneron Pharmaceuticals, Inc. (a)	17,700	8,232,978
Sage Therapeutics, Inc. (a)	7,500	317,400
TESARO, Inc. (a)	6,600	264,660
Ultragenyx Pharmaceutical, Inc. (a)	6,900	664,539
uniQure B.V. (a)	54,800	1,120,660
Vertex Pharmaceuticals, Inc. (a)	6,300	656,082
		364,652,193
Health Care Equipment & Supplies - 1.5%
Becton, Dickinson & Co.	67,353	8,935,049
Boston Scientific Corp. (a)	1,309,500	21,488,895
C.R. Bard, Inc.	45,178	8,417,113
DENTSPLY International, Inc.	22,300	1,127,711
DexCom, Inc. (a)	149,225	12,812,459
ICU Medical, Inc. (a)	22,406	2,453,457
Medtronic PLC	366,681	24,545,626
Penumbra, Inc.	7,400	296,740
Stryker Corp.	27,700	2,606,570
Zimmer Biomet Holdings, Inc.	52,200	4,903,146
		87,586,766
Health Care Providers & Services - 3.4%
Acadia Healthcare Co., Inc. (a)	8,000	530,160
Aetna, Inc.	100,300	10,973,823
AmerisourceBergen Corp.	178,375	16,943,841
Anthem, Inc.	47,000	6,580,000
Cigna Corp.	116,701	15,756,969
Diplomat Pharmacy, Inc. (b)	55,800	1,603,134
HCA Holdings, Inc. (a)	111,500	8,625,640
Henry Schein, Inc. (a)	414,697	55,038,586
Teladoc, Inc. (b)	43,067	959,963
UnitedHealth Group, Inc.	618,166	71,713,438
Universal Health Services, Inc. Class B	39,200	4,892,552
		193,618,106
Health Care Technology - 0.5%
Cerner Corp. (a)	505,677	30,320,393
Life Sciences Tools & Services - 1.2%
Eurofins Scientific SA	5,000	1,534,749
Illumina, Inc. (a)	80,969	14,235,970
Mettler-Toledo International, Inc. (a)	63,738	18,148,758
Thermo Fisher Scientific, Inc.	190,619	23,308,891
Waters Corp. (a)	75,703	8,948,852
		66,177,220
Pharmaceuticals - 1.3%
Astellas Pharma, Inc.	749,700	9,704,180
Bristol-Myers Squibb Co.	565,632	33,485,414
Eli Lilly & Co.	47,300	3,958,537
Intra-Cellular Therapies, Inc. (a)	22,500	900,900
Novo Nordisk A/S Series B	49,500	2,671,246
Pozen, Inc. (a)(b)	240,097	1,400,966
Teva Pharmaceutical Industries Ltd. sponsored ADR	388,660	21,943,744
Valeant Pharmaceuticals International, Inc. (Canada) (a)	5,200	928,168
		74,993,155

TOTAL HEALTH CARE		817,347,833

INDUSTRIALS - 4.4%
Aerospace & Defense - 0.4%
General Dynamics Corp.	17,317	2,388,880
The Boeing Co.	138,000	18,071,100
TransDigm Group, Inc. (a)	22,231	4,722,087
		25,182,067
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	32,045	2,172,010
FedEx Corp.	153,400	22,086,532
		24,258,542
Airlines - 0.9%
Delta Air Lines, Inc.	50,600	2,270,422
Ryanair Holdings PLC sponsored ADR	248,341	19,445,100
Southwest Airlines Co.	722,900	27,499,116
United Continental Holdings, Inc. (a)	82,800	4,392,540
		53,607,178
Building Products - 0.1%
ASSA ABLOY AB (B Shares)	140,800	2,521,630
Fortune Brands Home & Security, Inc.	26,800	1,272,196
Toto Ltd.	116,000	3,614,984
		7,408,810
Commercial Services & Supplies - 0.0%
Stericycle, Inc. (a)	4,200	585,102
Electrical Equipment - 0.1%
Acuity Brands, Inc.	21,758	3,820,270
Nidec Corp.	16,300	1,120,886
		4,941,156
Industrial Conglomerates - 1.3%
3M Co.	151,877	21,531,602
Danaher Corp.	502,120	42,785,645
General Electric Co.	412,700	10,408,294
		74,725,541
Machinery - 0.2%
Deere & Co.	43,900	3,248,600
Fanuc Corp.	1,400	215,374
Illinois Tool Works, Inc.	49,132	4,044,055
Minebea Ltd.	109,000	1,157,078
PACCAR, Inc.	85,055	4,437,319
Rational AG	600	239,649
		13,342,075
Professional Services - 0.2%
Equifax, Inc.	49,854	4,844,812
Robert Half International, Inc.	78,912	4,037,138
		8,881,950
Road & Rail - 0.5%
Canadian Pacific Railway Ltd. (b)	128,600	18,457,882
J.B. Hunt Transport Services, Inc.	23,427	1,672,688
Union Pacific Corp.	73,360	6,485,758
		26,616,328
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	270,719	8,370,631
HD Supply Holdings, Inc. (a)	205,200	5,872,824
		14,243,455

TOTAL INDUSTRIALS		253,792,204

INFORMATION TECHNOLOGY - 30.4%
Communications Equipment - 0.3%
CommScope Holding Co., Inc. (a)	92,900	2,789,787
F5 Networks, Inc. (a)	24,300	2,813,940
Motorola Solutions, Inc.	25,600	1,750,528
Palo Alto Networks, Inc. (a)	34,300	5,899,600
QUALCOMM, Inc.	24,351	1,308,379
		14,562,234
Electronic Equipment & Components - 1.5%
Amphenol Corp. Class A	1,385,632	70,611,807
CDW Corp.	95,600	3,906,216
IPG Photonics Corp. (a)	110,126	8,366,272
Keyence Corp.	3,400	1,518,366
		84,402,661
Internet Software & Services - 12.6%
Akamai Technologies, Inc. (a)	136,900	9,454,314
Alibaba Group Holding Ltd. sponsored ADR	123,800	7,300,486
Constant Contact, Inc. (a)	18,200	441,168
eBay, Inc. (a)	275,400	6,730,776
Facebook, Inc. Class A (a)	4,973,894	447,153,071
Google, Inc.:
Class A (a)	182,261	116,349,955
Class C	173,843	105,769,558
JUST EAT Ltd. (a)	250,725	1,556,583
LinkedIn Corp. Class A (a)	35,218	6,695,998
LogMeIn, Inc. (a)	45,300	3,087,648
New Relic, Inc.	2,000	76,220
Stamps.com, Inc. (a)	31,288	2,315,625
SurveyMonkey (d)	458,038	7,053,785
Tencent Holdings Ltd.	249,800	4,210,776
Yahoo!, Inc. (a)	166,495	4,813,370
		723,009,333
IT Services - 5.9%
Alliance Data Systems Corp. (a)	6,404	1,658,508
ASAC II LP (a)(d)	1,788,160	37,570,141
Cognizant Technology Solutions Corp. Class A (a)	298,098	18,663,916
Fidelity National Information Services, Inc.	388,503	26,060,781
Fiserv, Inc. (a)	56,500	4,893,465
FleetCor Technologies, Inc. (a)	72,393	9,962,725
Gartner, Inc. Class A (a)	36,083	3,028,446
Global Payments, Inc.	34,400	3,946,712
Infosys Ltd. sponsored ADR	29,500	563,155
MasterCard, Inc. Class A	1,451,610	130,819,093
PayPal Holdings, Inc. (a)	449,700	13,958,688
Total System Services, Inc.	61,800	2,807,574
Visa, Inc. Class A	1,189,660	82,871,716
		336,804,920
Semiconductors & Semiconductor Equipment - 2.0%
Analog Devices, Inc.	162,600	9,172,266
ARM Holdings PLC	182,500	2,622,019
Avago Technologies Ltd.	434,700	54,341,847
Cavium, Inc. (a)	96,742	5,937,057
Freescale Semiconductor, Inc. (a)	373,949	13,679,054
Inphi Corp. (a)	43,666	1,049,731
NXP Semiconductors NV (a)	139,702	12,163,853
Qorvo, Inc. (a)	1,979	89,154
Skyworks Solutions, Inc.	148,800	12,530,448
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	277,500	5,758,125
		117,343,554
Software - 5.2%
Activision Blizzard, Inc.	27,500	849,475
Adobe Systems, Inc. (a)	412,627	33,926,192
Check Point Software Technologies Ltd. (a)	49,400	3,918,902
Electronic Arts, Inc. (a)	288,800	19,566,200
HubSpot, Inc.	5,800	268,946
Intuit, Inc.	117,700	10,445,875
MicroStrategy, Inc. Class A (a)	2,900	569,763
Mobileye NV (a)	331,395	15,071,845
Progress Software Corp. (a)	5,100	131,733
Qlik Technologies, Inc. (a)	180,032	6,562,166
Rapid7, Inc. (a)(b)	10,000	227,500
Red Hat, Inc. (a)	57,779	4,153,155
Salesforce.com, Inc. (a)	1,601,445	111,188,326
ServiceNow, Inc. (a)	386,938	26,872,844
Tyler Technologies, Inc. (a)	1,600	238,896
Ultimate Software Group, Inc. (a)	276,249	49,451,333
Workday, Inc. Class A (a)	194,160	13,369,858
Xero Ltd. (a)	16,005	153,480
		296,966,489
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	1,486,463	163,956,869
Xaar PLC	175,812	1,488,044
		165,444,913

TOTAL INFORMATION TECHNOLOGY		1,738,534,104

MATERIALS - 2.3%
Chemicals - 1.8%
Agrium, Inc.	1,300	116,508
CF Industries Holdings, Inc.	118,300	5,311,670
Ecolab, Inc.	139,648	15,322,179
Olin Corp. (b)	22,400	376,544
Platform Specialty Products Corp. (a)	42,485	537,435
PPG Industries, Inc.	562,464	49,322,468
Sherwin-Williams Co.	134,100	29,874,798
		100,861,602
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	61,077	9,280,650
Containers & Packaging - 0.3%
Ball Corp.	23,300	1,449,260
Sealed Air Corp.	143,540	6,729,155
WestRock Co.	164,385	8,455,964
		16,634,379
Metals & Mining - 0.0%
B2Gold Corp. (a)	1,017,302	1,074,856
Barrick Gold Corp.	49,500	314,916
Franco-Nevada Corp.	8,700	383,400
Ivanhoe Mines Ltd. (a)	491,600	239,445
Novagold Resources, Inc. (a)	67,700	245,029
Primero Mining Corp. (a)	439,300	1,027,063
		3,284,709

TOTAL MATERIALS		130,061,340

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	115,700	4,606,017
TOTAL COMMON STOCKS
(Cost $3,738,558,501)		5,282,516,261

Convertible Preferred Stocks - 2.0%
CONSUMER DISCRETIONARY - 0.2%
Diversified Consumer Services - 0.1%
Airbnb, Inc.:
Series D (a)(d)	30,930	2,879,410
Series E (d)	13,964	1,299,970
		4,179,380
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (a)(d)	1,349,024	8,984,500

TOTAL CONSUMER DISCRETIONARY		13,163,880

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blue Apron, Inc. Series D (d)	240,116	3,200,002
FINANCIALS - 0.3%
Consumer Finance - 0.1%
Oportun Finance Corp. Series H (d)	2,372,991	6,756,617
Real Estate Management & Development - 0.2%
WeWork Companies, Inc. Series E (d)	324,048	10,657,799

TOTAL FINANCIALS		17,414,416

HEALTH CARE - 0.0%
Biotechnology - 0.0%
23andMe, Inc. Series E (d)	41,008	444,005
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series G (d)	32,066	2,853,874
INFORMATION TECHNOLOGY - 1.4%
Internet Software & Services - 0.9%
Dropbox, Inc. Series C (a)(d)	394,740	5,206,621
Pinterest, Inc.:
Series E, 8.00% (a)(d)	518,803	18,915,557
Series F, 8.00% (a)(d)	424,569	15,479,786
Series G, 8.00% (d)	73,867	2,693,191
Uber Technologies, Inc. Series D, 8.00% (a)(d)	264,940	10,502,222
		52,797,377
IT Services - 0.1%
Nutanix, Inc. Series E (a)(d)	171,960	2,476,224
Software - 0.4%
Cloudera, Inc. Series F (a)(d)	70,040	2,299,413
Cloudflare, Inc. Series D (d)	246,150	1,733,954
Delphix Corp. Series D (d)	204,875	1,843,875
Magic Leap, Inc. Series B, 8.00% (d)	1,675,597	15,385,164
Twilio, Inc. Series E (d)	162,109	1,833,453
		23,095,859
Technology Hardware, Storage & Peripherals - 0.0%
Pure Storage, Inc. Series E (a)(d)	92,626	1,417,178

TOTAL INFORMATION TECHNOLOGY		79,786,638

TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series D (d)	146,461	997,399
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $91,731,871)		117,860,214
	Principal Amount	Value

Bank Loan Obligations - 0.1%
INDUSTRIALS - 0.1%
Building Products - 0.1%
Jeld-Wen, Inc.:
Tranche B, term loan 5% 7/1/22 (e)	1,395,000	1,388,904
Tranche B, term loan 5.25% 10/15/21 (e)	3,096,600	3,086,288
TOTAL BANK LOAN OBLIGATIONS
(Cost $4,453,659)		4,475,192
	Shares	Value

Money Market Funds - 6.9%
Fidelity Cash Central Fund, 0.18% (f)	296,474,424	296,474,424
Fidelity Securities Lending Cash Central Fund, 0.20% (f)(g)	96,861,141	96,861,141
TOTAL MONEY MARKET FUNDS
(Cost $393,335,565)		393,335,565
TOTAL INVESTMENT PORTFOLIO - 101.3%
(Cost $4,228,079,596)		5,798,187,232
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(76,899,684)
NET ASSETS - 100%		$5,721,287,548

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is wholly-owned by the Fund.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $175,667,666 or 3.1% of net assets.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series E	6/18/15	$444,005
Airbnb, Inc. Series D	4/16/14	$1,259,254
Airbnb, Inc. Series E	6/29/15	$1,299,970
Altiostar Networks, Inc. Series D	1/7/15	$1,800,006
ASAC II LP	10/10/13	$17,881,600
Blu Homes, Inc. Series A, 5.00%	6/10/13 - 12/30/14	$6,232,491
Blue Apron, Inc. Series D	5/18/15	$3,200,002
Cloudera, Inc. Series F	2/5/14	$1,019,782
Cloudflare, Inc. Series D	11/5/14 - 6/24/15	$1,533,709
Delphix Corp. Series D	7/10/15	$1,843,875
Dropbox, Inc. Series C	1/30/14	$7,540,008
Legend Pictures LLC	10/15/14 - 6/10/15	$11,580,173
Magic Leap, Inc. Series B, 8.00%	10/17/14	$19,369,901
Nutanix, Inc. Series E	8/26/14	$2,303,662
Oportun Finance Corp. Series H	2/6/15	$6,756,617
Pinterest, Inc. Series E, 8.00%	10/23/13	$7,538,571
Pinterest, Inc. Series F, 8.00%	5/15/14	$7,211,381
Pinterest, Inc. Series G, 8.00%	2/27/15	$2,651,490
Pure Storage, Inc. Series E	8/22/13	$642,037
Space Exploration Technologies Corp. Series G	1/20/15	$2,483,832
SurveyMonkey	12/15/14	$7,534,725
Twilio, Inc. Series E	4/24/15	$1,833,453
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$4,110,027
WeWork Companies, Inc. Class A	6/23/15	$1,184,189
WeWork Companies, Inc. Series E	6/23/15	$10,657,799

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$114,080
Fidelity Securities Lending Cash Central Fund	437,139
Total	$551,219

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,283,160,102	$1,244,827,944	$13,168,941	$25,163,217
Consumer Staples	424,529,938	421,329,936	--	3,200,002
Energy	71,252,929	71,252,929	--	--
Financials	593,010,092	564,065,180	10,346,307	18,598,605
Health Care	817,791,838	804,972,407	12,375,426	444,005
Industrials	256,646,078	247,683,882	6,108,322	2,853,874
Information Technology	1,818,320,742	1,685,559,017	8,351,161	124,410,564
Materials	130,061,340	130,061,340	--	--
Telecommunication Services	5,603,416	4,606,017	--	997,399
Bank Loan Obligations	4,475,192	--	4,475,192	--
Money Market Funds	393,335,565	393,335,565	--	--
Total Investments in Securities:	$5,798,187,232	$5,567,694,217	$54,825,349	$175,667,666

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Information Technology
Beginning Balance	$ 91,040,864
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	26,842,184
Cost of Purchases	6,527,516
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$124,410,564
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2015	$26,842,184
Other Investments in Securities
Beginning Balance	$16,990,393
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	4,258,645
Cost of Purchases	30,008,064
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$51,257,102
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2015	$4,258,645

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 09/30/15	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$175,667,666	Discount cash flow	Discount rate	8.0%	Decrease
			Growth rate	3.0%	Increase
		Discount rate	Discount for lack of marketability	10.0%	Decrease
		Last transaction price	Transaction price	$2.85- $93.09 / $34.55	Increase
		Market comparable	EV/EBITDA multiple	16.8 - 25.0 / 18.9	Increase
			Discount for lack of marketability	10.0% - 20.0% / 14.9%	Decrease
			EV/Sales multiple	1.4 - 7.2 / 3.2	Increase
			Discount rate	10.0% - 25.0% / 17.7%	Decrease
			P/E multiple	13.7	Increase
		Partnership NAV	Partnership NAV	$21.01	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $4,232,784,537. Net unrealized appreciation aggregated $1,565,402,695, of which $1,675,457901 related to appreciated investment securities and $110,055,206 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Series Opportunistic Insights Fund

September 30, 2015

1.950956.102
AO1TI-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.4%
	Shares	Value
CONSUMER DISCRETIONARY - 25.8%
Automobiles - 1.1%
General Motors Co.	33,700	$1,011,674
Tesla Motors, Inc. (a)(b)	33,969	8,437,900
		9,449,574
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	8,800	565,312
Hotels, Restaurants & Leisure - 5.6%
ARAMARK Holdings Corp.	29,000	859,560
Buffalo Wild Wings, Inc. (a)	400	77,372
Chipotle Mexican Grill, Inc. (a)	24,129	17,378,912
Domino's Pizza, Inc.	12,100	1,305,711
Dunkin' Brands Group, Inc.	8,100	396,900
Hilton Worldwide Holdings, Inc.	21,900	502,386
Marriott International, Inc. Class A	69,300	4,726,260
Papa John's International, Inc.	1,300	89,024
Planet Fitness, Inc. (a)	5,387	92,333
Starbucks Corp.	356,820	20,281,649
Whitbread PLC	35,261	2,489,962
Zoe's Kitchen, Inc. (a)(b)	3,400	134,266
		48,334,335
Household Durables - 0.2%
D.R. Horton, Inc.	5,800	170,288
Harman International Industries, Inc.	1,006	96,566
Leggett & Platt, Inc.	3,500	144,375
Lennar Corp. Class A	10,200	490,926
Mohawk Industries, Inc. (a)	5,200	945,308
Tempur Sealy International, Inc. (a)	800	57,144
		1,904,607
Internet & Catalog Retail - 9.0%
Amazon.com, Inc. (a)	78,793	40,333,349
ASOS PLC (a)(b)	3,000	125,437
Netflix, Inc. (a)	178,227	18,403,720
Priceline Group, Inc. (a)	13,000	16,079,180
TripAdvisor, Inc. (a)	41,834	2,636,379
Wayfair LLC Class A (b)	21,000	736,260
		78,314,325
Leisure Products - 0.0%
Hasbro, Inc.	3,100	223,634
Media - 3.1%
Charter Communications, Inc. Class A (a)(b)	7,900	1,389,215
DISH Network Corp. Class A (a)	2,600	151,684
Entertainment One Ltd.	2,535	9,510
Legend Pictures LLC (c)(d)	755	1,657,731
Liberty Broadband Corp.:
Class A (a)	10,225	525,974
Class C (a)	19,951	1,020,893
Liberty Global PLC:
Class A (a)	89,248	3,832,309
Class A (a)	5,077	171,044
Class C (a)	72,048	2,955,409
LiLAC Class C (a)	3,602	123,332
Liberty Media Corp. Class C (a)	84,204	2,901,670
Lions Gate Entertainment Corp.	19,300	710,240
Naspers Ltd. Class N	5,200	649,380
Rightmove PLC	6,939	382,930
Starz Series A (a)	7,300	272,582
The Walt Disney Co.	101,100	10,332,420
		27,086,323
Multiline Retail - 0.5%
B&M European Value Retail S.A.	85,397	420,366
Dollar Tree, Inc. (a)	17,100	1,139,886
Dollarama, Inc.	10,600	715,907
Next PLC	13,900	1,600,172
		3,876,331
Specialty Retail - 2.9%
AutoNation, Inc. (a)	4,000	232,720
AutoZone, Inc. (a)	3,600	2,605,788
Best Buy Co., Inc.	2,300	85,376
DavidsTea, Inc.	1,200	18,792
Fast Retailing Co. Ltd.	200	81,352
Foot Locker, Inc.	10,600	762,882
Home Depot, Inc.	31,800	3,672,582
L Brands, Inc.	2,000	180,260
O'Reilly Automotive, Inc. (a)	18,634	4,658,500
Restoration Hardware Holdings, Inc. (a)	100	9,331
Signet Jewelers Ltd.	7,800	1,061,814
TJX Companies, Inc.	154,388	11,026,391
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	5,600	914,760
		25,310,548
Textiles, Apparel & Luxury Goods - 3.3%
NIKE, Inc. Class B	148,345	18,241,985
Under Armour, Inc. Class A (sub. vtg.) (a)	104,500	10,113,510
		28,355,495

TOTAL CONSUMER DISCRETIONARY		223,420,484

CONSUMER STAPLES - 6.7%
Beverages - 0.8%
Boston Beer Co., Inc. Class A (a)	15,231	3,207,801
Coca-Cola Bottling Co. Consolidated	12,000	2,320,560
Constellation Brands, Inc. Class A (sub. vtg.)	2,800	350,588
Monster Beverage Corp. (a)	7,400	1,000,036
		6,878,985
Food & Staples Retailing - 1.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	11,800	542,650
Costco Wholesale Corp.	42,358	6,123,696
CVS Health Corp.	77,824	7,508,460
		14,174,806
Food Products - 1.4%
Amplify Snack Brands, Inc. (a)	10,185	109,081
Associated British Foods PLC	150,432	7,600,705
Blue Buffalo Pet Products, Inc. (a)(b)	3,700	66,267
General Mills, Inc.	1,600	89,808
Mondelez International, Inc.	68,335	2,861,186
Pinnacle Foods, Inc.	18,800	787,344
Post Holdings, Inc. (a)	2,600	153,660
The Hain Celestial Group, Inc. (a)	10,400	536,640
The Kraft Heinz Co.	1,000	70,580
		12,275,271
Household Products - 1.4%
Colgate-Palmolive Co.	178,335	11,317,139
Procter & Gamble Co.	4,000	287,760
		11,604,899
Personal Products - 1.5%
Coty, Inc. Class A	3,300	89,298
Estee Lauder Companies, Inc. Class A	160,744	12,968,826
L'Oreal SA	1,322	229,040
		13,287,164

TOTAL CONSUMER STAPLES		58,221,125

ENERGY - 1.1%
Energy Equipment & Services - 0.3%
Schlumberger Ltd.	33,950	2,341,532
Oil, Gas & Consumable Fuels - 0.8%
Birchcliff Energy Ltd. (a)	13,200	63,107
Continental Resources, Inc. (a)	5,010	145,140
EOG Resources, Inc.	49,016	3,568,365
Marathon Petroleum Corp.	22,100	1,023,893
TAG Oil Ltd. (a)	158,192	99,574
Tesoro Corp.	8,000	777,920
Valero Energy Corp.	19,300	1,159,930
		6,837,929

TOTAL ENERGY		9,179,461

FINANCIALS - 9.3%
Banks - 4.3%
Banco Santander Chile sponsored ADR	24,100	439,102
Bank of America Corp.	131,800	2,053,444
Citigroup, Inc.	133,473	6,621,596
HDFC Bank Ltd. sponsored ADR	54,987	3,359,156
JPMorgan Chase & Co.	74,100	4,517,877
U.S. Bancorp	33,831	1,387,409
Virgin Money Holdings Uk PLC	70,700	413,367
Wells Fargo & Co.	354,204	18,188,375
		36,980,326
Capital Markets - 0.9%
BlackRock, Inc. Class A	14,347	4,267,802
Charles Schwab Corp.	18,400	525,504
Diamond Hill Investment Group, Inc.	400	74,416
Goldman Sachs Group, Inc.	4,100	712,416
Morgan Stanley	36,058	1,135,827
Oaktree Capital Group LLC Class A	26,108	1,292,346
		8,008,311
Consumer Finance - 0.1%
Credit Acceptance Corp. (a)(b)	1,500	295,305
Discover Financial Services	1,700	88,383
LendingClub Corp. (b)	45,510	602,097
Springleaf Holdings, Inc. (a)	400	17,488
		1,003,273
Diversified Financial Services - 2.9%
Berkshire Hathaway, Inc. Class A (a)	111	21,671,640
IntercontinentalExchange, Inc.	1,700	399,483
McGraw Hill Financial, Inc.	35,753	3,092,635
		25,163,758
Insurance - 0.7%
ACE Ltd.	5,600	579,040
AIA Group Ltd.	188,400	979,821
Direct Line Insurance Group PLC	85,800	486,598
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,600	728,650
James River Group Holdings Ltd.	3,200	86,048
Marsh & McLennan Companies, Inc.	37,422	1,954,177
The Chubb Corp.	10,038	1,231,161
		6,045,495
Real Estate Investment Trusts - 0.4%
American Tower Corp.	13,100	1,152,538
Equity Residential (SBI)	15,900	1,194,408
Merlin Properties Socimi SA (a)	47,900	570,025
		2,916,971
Real Estate Management & Development - 0.0%
Brookfield Asset Management, Inc. Class A	2,500	78,662
WeWork Companies, Inc. Class A (d)	4,986	163,987
		242,649

TOTAL FINANCIALS		80,360,783

HEALTH CARE - 13.0%
Biotechnology - 5.0%
Aduro Biotech, Inc.	3,700	71,669
Agios Pharmaceuticals, Inc. (a)	8,800	621,192
Alnylam Pharmaceuticals, Inc. (a)	1,400	112,504
Amgen, Inc.	9,311	1,287,898
Anacor Pharmaceuticals, Inc. (a)	1,000	117,710
Biogen, Inc. (a)	9,951	2,903,801
BioMarin Pharmaceutical, Inc. (a)	9,400	990,008
Biotie Therapies Corp. sponsored ADR	12,200	159,698
bluebird bio, Inc. (a)	4,100	350,755
Blueprint Medicines Corp.	3,200	68,288
Celgene Corp. (a)	37,400	4,045,558
Cellectis SA sponsored ADR	5,300	139,708
Chiasma, Inc. (a)	1,600	31,808
Cidara Therapeutics, Inc.	2,700	34,344
Clovis Oncology, Inc. (a)	900	82,764
Coherus BioSciences, Inc.	1,900	38,076
Dyax Corp. (a)	14,100	269,169
Enanta Pharmaceuticals, Inc. (a)	10,374	374,916
Genmab A/S (a)	1,400	128,210
Gilead Sciences, Inc.	268,005	26,315,411
Incyte Corp. (a)	1,500	165,495
Intrexon Corp. (a)(b)	24,100	766,380
Medivation, Inc. (a)	13,400	569,500
Mirati Therapeutics, Inc. (a)	1,500	51,630
Myriad Genetics, Inc. (a)(b)	9,903	371,164
NantKwest, Inc. (a)(b)	6,500	74,490
Neurocrine Biosciences, Inc. (a)	18,874	750,996
OvaScience, Inc. (a)	144,180	1,224,088
ProNai Therapeutics, Inc. (a)	2,100	43,092
Regeneron Pharmaceuticals, Inc. (a)	2,300	1,069,822
Sage Therapeutics, Inc. (a)	1,100	46,552
TESARO, Inc. (a)	1,900	76,190
Ultragenyx Pharmaceutical, Inc. (a)	1,000	96,310
uniQure B.V. (a)	7,700	157,465
Vertex Pharmaceuticals, Inc. (a)	900	93,726
		43,700,387
Health Care Equipment & Supplies - 1.5%
Becton, Dickinson & Co.	9,474	1,256,821
Boston Scientific Corp. (a)	182,300	2,991,543
C.R. Bard, Inc.	6,700	1,248,277
DENTSPLY International, Inc.	3,400	171,938
DexCom, Inc. (a)	24,072	2,066,822
ICU Medical, Inc. (a)	3,900	427,050
Medtronic PLC	50,766	3,398,276
Penumbra, Inc.	1,100	44,110
Stryker Corp.	3,900	366,990
Zimmer Biomet Holdings, Inc.	7,400	695,082
		12,666,909
Health Care Providers & Services - 2.9%
Acadia Healthcare Co., Inc. (a)	1,200	79,524
Aetna, Inc.	20,114	2,200,673
AmerisourceBergen Corp.	30,925	2,937,566
Anthem, Inc.	10,700	1,498,000
Cigna Corp.	16,700	2,254,834
Diplomat Pharmacy, Inc. (b)	7,990	229,553
HCA Holdings, Inc. (a)	15,600	1,206,816
Henry Schein, Inc. (a)	57,793	7,670,287
Teladoc, Inc. (b)	9,100	202,839
UnitedHealth Group, Inc.	54,534	6,326,489
Universal Health Services, Inc. Class B	5,600	698,936
		25,305,517
Health Care Technology - 0.5%
Cerner Corp. (a)	68,870	4,129,445
Life Sciences Tools & Services - 1.9%
Eurofins Scientific SA	1,300	399,035
Illumina, Inc. (a)	49,586	8,718,211
Mettler-Toledo International, Inc. (a)	8,355	2,379,003
Thermo Fisher Scientific, Inc.	26,081	3,189,185
Waters Corp. (a)	11,300	1,335,773
		16,021,207
Pharmaceuticals - 1.2%
Astellas Pharma, Inc.	102,300	1,324,180
Bristol-Myers Squibb Co.	77,868	4,609,786
Eli Lilly & Co.	7,100	594,199
Intra-Cellular Therapies, Inc. (a)	3,400	136,136
Novo Nordisk A/S Series B	6,800	366,959
Pozen, Inc. (a)(b)	33,173	193,564
Teva Pharmaceutical Industries Ltd. sponsored ADR	54,100	3,054,486
Valeant Pharmaceuticals International, Inc. (Canada) (a)	900	160,644
		10,439,954

TOTAL HEALTH CARE		112,263,419

INDUSTRIALS - 4.5%
Aerospace & Defense - 0.4%
General Dynamics Corp.	2,400	331,080
The Boeing Co.	19,600	2,566,620
TransDigm Group, Inc. (a)	3,300	700,953
		3,598,653
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	4,300	291,454
FedEx Corp.	21,000	3,023,580
		3,315,034
Airlines - 0.9%
Delta Air Lines, Inc.	7,000	314,090
Ryanair Holdings PLC sponsored ADR	34,900	2,732,670
Southwest Airlines Co.	100,400	3,819,216
United Continental Holdings, Inc. (a)	11,400	604,770
		7,470,746
Building Products - 0.1%
ASSA ABLOY AB (B Shares)	19,400	347,441
Fortune Brands Home & Security, Inc.	3,717	176,446
Toto Ltd.	16,000	498,618
		1,022,505
Commercial Services & Supplies - 0.0%
Stericycle, Inc. (a)	600	83,586
Electrical Equipment - 0.1%
Acuity Brands, Inc.	4,300	754,994
Nidec Corp.	2,200	151,285
		906,279
Industrial Conglomerates - 1.4%
3M Co.	32,823	4,653,317
Danaher Corp.	63,920	5,446,623
General Electric Co.	84,400	2,128,568
		12,228,508
Machinery - 0.3%
Deere & Co.	5,700	421,800
Fanuc Corp.	300	46,152
Illinois Tool Works, Inc.	14,193	1,168,226
Minebea Ltd.	16,000	169,846
PACCAR, Inc.	12,000	626,040
Rational AG	200	79,883
		2,511,947
Professional Services - 0.1%
Equifax, Inc.	7,100	689,978
Robert Half International, Inc.	11,100	567,876
		1,257,854
Road & Rail - 0.6%
Canadian Pacific Railway Ltd. (b)	20,100	2,884,941
J.B. Hunt Transport Services, Inc.	3,500	249,900
Union Pacific Corp.	22,040	1,948,556
		5,083,397
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A	37,550	1,161,046
HD Supply Holdings, Inc. (a)	28,900	827,118
		1,988,164

TOTAL INDUSTRIALS		39,466,673

INFORMATION TECHNOLOGY - 30.1%
Communications Equipment - 0.2%
CommScope Holding Co., Inc. (a)	14,200	426,426
F5 Networks, Inc. (a)	3,200	370,560
Motorola Solutions, Inc.	3,900	266,682
Palo Alto Networks, Inc. (a)	4,900	842,800
QUALCOMM, Inc.	1,149	61,736
		1,968,204
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	191,300	9,748,648
CDW Corp.	13,500	551,610
IPG Photonics Corp. (a)	17,600	1,337,072
Keyence Corp.	500	223,289
		11,860,619
Internet Software & Services - 12.2%
Akamai Technologies, Inc. (a)	19,100	1,319,046
Alibaba Group Holding Ltd. sponsored ADR	16,900	996,593
Constant Contact, Inc. (a)	3,202	77,616
eBay, Inc. (a)	38,000	928,720
Facebook, Inc. Class A (a)	581,506	52,277,385
Google, Inc.:
Class A (a)	39,039	24,921,326
Class C	34,000	20,686,280
JUST EAT Ltd. (a)	34,981	217,173
LinkedIn Corp. Class A (a)	5,322	1,011,872
LogMeIn, Inc. (a)	7,213	491,638
New Relic, Inc.	400	15,244
Stamps.com, Inc. (a)	5,100	377,451
SurveyMonkey (d)	62,998	970,169
Tencent Holdings Ltd.	34,400	579,867
Yahoo!, Inc. (a)	40,605	1,173,891
		106,044,271
IT Services - 5.3%
Alliance Data Systems Corp. (a)	1,630	422,137
ASAC II LP (a)(d)	224,957	4,726,460
Cognizant Technology Solutions Corp. Class A (a)	41,600	2,604,576
Fidelity National Information Services, Inc.	53,597	3,595,287
Fiserv, Inc. (a)	7,900	684,219
FleetCor Technologies, Inc. (a)	10,500	1,445,010
Gartner, Inc. Class A (a)	5,400	453,222
Global Payments, Inc.	4,800	550,704
Infosys Ltd. sponsored ADR	4,400	83,996
MasterCard, Inc. Class A	199,290	17,960,015
PayPal Holdings, Inc. (a)	63,262	1,963,652
Total System Services, Inc.	9,000	408,870
Visa, Inc. Class A	162,140	11,294,672
		46,192,820
Semiconductors & Semiconductor Equipment - 2.2%
Analog Devices, Inc.	22,900	1,291,789
ARM Holdings PLC	25,500	366,364
Avago Technologies Ltd.	60,900	7,613,109
Broadcom Corp. Class A	27,600	1,419,468
Cavium, Inc. (a)	14,500	889,865
Freescale Semiconductor, Inc. (a)	52,251	1,911,342
Inphi Corp. (a)	9,245	222,250
NXP Semiconductors NV (a)	19,598	1,706,398
Qorvo, Inc. (a)	11,062	498,343
Skyworks Solutions, Inc.	20,771	1,749,126
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	48,800	1,012,600
		18,680,654
Software - 6.2%
Activision Blizzard, Inc.	3,500	108,115
Adobe Systems, Inc. (a)	57,473	4,725,430
Check Point Software Technologies Ltd. (a)	7,200	571,176
Electronic Arts, Inc. (a)	112,700	7,635,425
HubSpot, Inc.	900	41,733
Intuit, Inc.	15,500	1,375,625
MicroStrategy, Inc. Class A (a)	400	78,588
Mobileye NV (a)	40,865	1,858,540
Progress Software Corp. (a)	2,200	56,826
Qlik Technologies, Inc. (a)	26,546	967,602
Rapid7, Inc. (a)(b)	1,400	31,850
Red Hat, Inc. (a)	8,770	630,388
Salesforce.com, Inc. (a)	333,826	23,177,539
ServiceNow, Inc. (a)	54,711	3,799,679
Tyler Technologies, Inc. (a)	600	89,586
Ultimate Software Group, Inc. (a)	39,151	7,008,421
Workday, Inc. Class A (a)	26,600	1,831,676
Xero Ltd. (a)	620	5,945
		53,994,144
Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	201,741	22,252,032
Xaar PLC	24,188	204,723
		22,456,755

TOTAL INFORMATION TECHNOLOGY		261,197,467

MATERIALS - 1.8%
Chemicals - 1.3%
Agrium, Inc.	100	8,962
CF Industries Holdings, Inc.	16,000	718,400
Ecolab, Inc.	21,293	2,336,268
Olin Corp. (b)	4,000	67,240
Platform Specialty Products Corp. (a)	4,572	57,836
PPG Industries, Inc.	44,862	3,933,949
Sherwin-Williams Co.	20,200	4,500,156
		11,622,811
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	8,800	1,337,160
Containers & Packaging - 0.3%
Ball Corp.	3,000	186,600
Sealed Air Corp.	19,804	928,412
WestRock Co.	24,586	1,264,704
		2,379,716
Metals & Mining - 0.0%
B2Gold Corp. (a)	139,000	146,864
Barrick Gold Corp.	6,900	43,897
Franco-Nevada Corp.	1,000	44,069
Ivanhoe Mines Ltd. (a)	84,800	41,304
Novagold Resources, Inc. (a)	9,538	34,521
Primero Mining Corp. (a)	60,700	141,914
		452,569

TOTAL MATERIALS		15,792,256

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	16,100	640,941
TOTAL COMMON STOCKS
(Cost $603,935,754)		800,542,609

Convertible Preferred Stocks - 1.9%
CONSUMER DISCRETIONARY - 0.2%
Diversified Consumer Services - 0.1%
Airbnb, Inc.:
Series D (a)(d)	4,308	401,051
Series E (d)	2,148	199,967
		601,018
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (a)(d)	174,063	1,159,260

TOTAL CONSUMER DISCRETIONARY		1,760,278

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blue Apron, Inc. Series D (d)	30,015	400,007
FINANCIALS - 0.3%
Consumer Finance - 0.1%
Oportun Finance Corp. Series H (d)	331,477	943,814
Real Estate Management & Development - 0.2%
WeWork Companies, Inc. Series E (d)	44,875	1,475,919

TOTAL FINANCIALS		2,419,733

HEALTH CARE - 0.0%
Biotechnology - 0.0%
23andMe, Inc. Series E (d)	5,172	55,999
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series G (d)	4,394	391,066
INFORMATION TECHNOLOGY - 1.3%
Internet Software & Services - 0.9%
Dropbox, Inc. Series C (a)(d)	53,923	711,244
Pinterest, Inc.:
Series E, 8.00% (a)(d)	63,759	2,324,653
Series F, 8.00% (a)(d)	66,300	2,417,298
Series G, 8.00% (d)	10,394	378,965
Uber Technologies, Inc. Series D, 8.00% (a)(d)	36,744	1,456,532
		7,288,692
IT Services - 0.0%
Nutanix, Inc. Series E (a)(d)	24,249	349,186
Software - 0.4%
Cloudera, Inc. Series F (a)(d)	9,618	315,759
Cloudflare, Inc. Series D (d)	34,105	240,246
Delphix Corp. Series D (d)	27,980	251,820
Magic Leap, Inc. Series B, 8.00% (d)	231,802	2,128,383
Twilio, Inc. Series E (d)	22,702	256,760
		3,192,968
Technology Hardware, Storage & Peripherals - 0.0%
Pure Storage, Inc. Series E (a)(d)	11,508	176,072

TOTAL INFORMATION TECHNOLOGY		11,006,918

TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series D (d)	20,342	138,529
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $12,616,682)		16,172,530
	Principal Amount	Value

Bank Loan Obligations - 0.1%
INDUSTRIALS - 0.1%
Building Products - 0.1%
Jeld-Wen, Inc.:
Tranche B, term loan 5% 7/1/22 (e)	195,000	194,148
Tranche B, term loan 5.25% 10/15/21 (e)	426,775	425,354
TOTAL BANK LOAN OBLIGATIONS
(Cost $616,532)		619,502
	Shares	Value

Money Market Funds - 6.6%
Fidelity Cash Central Fund, 0.18% (f)	42,510,314	42,510,314
Fidelity Securities Lending Cash Central Fund, 0.20% (f)(g)	14,592,963	14,592,963
TOTAL MONEY MARKET FUNDS
(Cost $57,103,277)		57,103,277
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $674,272,245)		874,437,918
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(8,373,561)
NET ASSETS - 100%		$866,064,357

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is wholly-owned by the Fund.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,690,877 or 2.7% of net assets.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series E	6/18/15	$55,999
Airbnb, Inc. Series D	4/16/14	$175,392
Airbnb, Inc. Series E	6/29/15	$199,967
Altiostar Networks, Inc. Series D	1/7/15	$250,003
ASAC II LP	10/10/13	$2,249,570
Blu Homes, Inc. Series A, 5.00%	6/10/13 - 12/30/14	$804,171
Blue Apron, Inc. Series D	5/18/15	$400,007
Cloudera, Inc. Series F	2/5/14	$140,038
Cloudflare, Inc. Series D	11/5/14 - 6/24/15	$212,499
Delphix Corp. Series D	7/10/15	$251,820
Dropbox, Inc. Series C	1/30/14	$1,029,994
Legend Pictures LLC	10/15/14 - 6/10/15	$1,601,939
Magic Leap, Inc. Series B, 8.00%	10/17/14	$2,679,631
Nutanix, Inc. Series E	8/26/14	$324,852
Oportun Finance Corp. Series H	2/6/15	$943,814
Pinterest, Inc. Series E, 8.00%	10/23/13	$926,463
Pinterest, Inc. Series F, 8.00%	5/15/14	$1,126,117
Pinterest, Inc. Series G, 8.00%	2/27/15	$373,097
Pure Storage, Inc. Series E	8/22/13	$79,768
Space Exploration Technologies Corp. Series G	1/20/15	$340,359
SurveyMonkey	12/15/14	$1,036,317
Twilio, Inc. Series E	4/24/15	$256,760
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$570,012
WeWork Companies, Inc. Class A	6/23/15	$163,987
WeWork Companies, Inc. Series E	6/23/15	$1,475,919

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$24,585
Fidelity Securities Lending Cash Central Fund	55,755
Total	$80,340

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$225,180,762	$221,681,401	$81,352	$3,418,009
Consumer Staples	58,621,132	58,221,125	--	400,007
Energy	9,179,461	9,179,461	--	--
Financials	82,780,516	79,216,975	979,821	2,583,720
Health Care	112,319,418	110,572,280	1,691,139	55,999
Industrials	39,857,739	38,600,772	865,901	391,066
Information Technology	272,204,385	254,331,318	1,169,520	16,703,547
Materials	15,792,256	15,792,256	--	--
Telecommunication Services	779,470	640,941	--	138,529
Bank Loan Obligations	619,502	--	619,502	--
Money Market Funds	57,103,277	57,103,277	--	--
Total Investments in Securities:	$874,437,918	$845,339,806	$5,407,235	$23,690,877

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Information Technology
Beginning Balance	$12,244,002
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	3,550,353
Cost of Purchases	909,192
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$16,703,547
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2015	$3,550,353
Other Investments in Securities
Beginning Balance	$2,289,109
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	567,469
Cost of Purchases	4,130,752
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$6,987,330
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2015	567,469

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Asset Type	Fair Value at 09/30/15	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$23,690,877	Discounted cash flow	Discount rate	8.0%	Decrease
			Growth rate	3.0%	Increase
		Discount rate	Discount for lack of marketability	10.0%	Decrease
		Last transaction price	Transaction price	$2.85- $93.09 / $34.84	Increase
		Market comparable	EV/EBITDA multiple	16.8 - 25.0 / 18.9	Increase
			Discount for lack of marketability	10.0% - 20.0% / 15.1%	Decrease
			EV/Sales multiple	1.4 - 7.2 / 3.2	Increase
			Discount rate	10.0% - 25.0% / 17.7%	Decrease
			P/E multiple	13.7	Increase
		Partnership NAV	Partnership NAV	$21.01	Increase

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $675,005,808. Net unrealized appreciation aggregated $199,432,110, of which $216,767,529 related to appreciated investment securities and $17,335,419 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® New Insights Fund

September 30, 2015

1.808768.111
ANIF-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.9%
		Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.1%
Automobiles - 1.2%
General Motors Co.		1,115,700	$33,493
Maruti Suzuki India Ltd. (a)		37,618	2,699
Tesla Motors, Inc. (a)(b)		1,142,524	283,803
			319,995
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)		296,300	19,034
Hotels, Restaurants & Leisure - 5.6%
ARAMARK Holdings Corp.		6,448,600	191,137
Buffalo Wild Wings, Inc. (a)		12,000	2,321
Chipotle Mexican Grill, Inc. (a)		319,524	230,137
Domino's Pizza, Inc.		1,480,418	159,752
Dunkin' Brands Group, Inc. (b)		1,054,900	51,690
Hilton Worldwide Holdings, Inc.		773,800	17,751
Marriott International, Inc. Class A		1,689,336	115,213
Papa John's International, Inc.		42,900	2,938
Planet Fitness, Inc. (a)(b)		145,000	2,485
Starbucks Corp.		9,482,798	539,002
Whitbread PLC		2,100,885	148,354
Zoe's Kitchen, Inc. (a)(b)		97,800	3,862
			1,464,642
Household Durables - 0.7%
D.R. Horton, Inc.		4,378,724	128,559
Harman International Industries, Inc.		568	55
Leggett & Platt, Inc.		116,000	4,785
Lennar Corp. Class A		273,200	13,149
Mohawk Industries, Inc. (a)		170,324	30,963
Tempur Sealy International, Inc. (a)		23,200	1,657
			179,168
Internet & Catalog Retail - 2.6%
Amazon.com, Inc. (a)		669,440	342,680
ASOS PLC (a)		99,100	4,144
Etsy, Inc. (b)		764,751	10,469
Netflix, Inc. (a)		932,800	96,321
Priceline Group, Inc. (a)		175,717	217,337
Wayfair LLC Class A		233,269	8,178
			679,129
Leisure Products - 0.0%
Hasbro, Inc.		96,944	6,994
Media - 2.7%
Charter Communications, Inc. Class A (a)(b)		242,300	42,608
Comcast Corp. Class A		1,695,500	96,440
Entertainment One Ltd.		84,700	318
Legend Pictures LLC (a)(c)(d)		13,925	30,575
Liberty Broadband Corp. Class A (a)		119,625	6,154
Liberty Global PLC:
Class A (a)		117,735	3,966
Class A (a)		2,012,605	86,421
Lions Gate Entertainment Corp.		599,266	22,053
Naspers Ltd. Class N		202,900	25,338
Rightmove PLC		492,822	27,196
Starz Series A (a)		218,000	8,140
The Walt Disney Co.		3,545,538	362,354
Weinstein Co. Holdings LLC Class A-1 (a)(c)(d)		2,267	780
			712,343
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)		557,900	37,190
Dollarama, Inc.		503,900	34,033
			71,223
Specialty Retail - 2.6%
AutoNation, Inc. (a)		133,600	7,773
AutoZone, Inc. (a)		101,434	73,421
Best Buy Co., Inc.		78,000	2,895
Cabela's, Inc. Class A (a)(b)		192,279	8,768
DavidsTea, Inc.		17,758	278
Foot Locker, Inc.		346,300	24,923
Home Depot, Inc.		699,000	80,728
L Brands, Inc.		58,200	5,246
O'Reilly Automotive, Inc. (a)		374,116	93,529
Restoration Hardware Holdings, Inc. (a)		243	23
Signet Jewelers Ltd.		255,700	34,808
TJX Companies, Inc.		4,221,167	301,476
Ulta Salon, Cosmetics & Fragrance, Inc. (a)		215,800	35,251
			669,119
Textiles, Apparel & Luxury Goods - 2.3%
Brunello Cucinelli SpA (b)		1,809,352	32,793
China Hongxing Sports Ltd. (a)		6,000,000	242
Hermes International SCA		269,900	98,016
NIKE, Inc. Class B		3,433,789	422,253
Under Armour, Inc. Class A (sub. vtg.) (a)		512,238	49,574
			602,878

TOTAL CONSUMER DISCRETIONARY			4,724,525

CONSUMER STAPLES - 7.0%
Beverages - 1.1%
Boston Beer Co., Inc. Class A (a)(b)		376,003	79,190
Coca-Cola Bottling Co. Consolidated		16,482	3,187
Constellation Brands, Inc. Class A (sub. vtg.)		1,635,200	204,743
			287,120
Food & Staples Retailing - 2.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		382,200	17,576
Costco Wholesale Corp.		1,160,725	167,806
CVS Health Corp.		3,529,577	340,534
Tesco PLC		27,802,300	77,224
			603,140
Food Products - 1.6%
Amplify Snack Brands, Inc. (a)		321,800	3,446
Associated British Foods PLC		3,573,192	180,539
Blue Buffalo Pet Products, Inc. (a)(b)		122,200	2,189
General Mills, Inc.		48,000	2,694
Mead Johnson Nutrition Co. Class A		1,201,048	84,554
Mondelez International, Inc.		1,893,243	79,270
Pinnacle Foods, Inc.		627,500	26,280
Post Holdings, Inc. (a)		79,700	4,710
The Hain Celestial Group, Inc. (a)		428,100	22,090
The Kraft Heinz Co.		33,600	2,371
			408,143
Household Products - 0.7%
Colgate-Palmolive Co.		2,877,849	182,628
Procter & Gamble Co.		117,900	8,482
			191,110
Personal Products - 1.3%
Coty, Inc. Class A		109,300	2,958
Estee Lauder Companies, Inc. Class A		3,362,544	271,290
L'Oreal SA		445,101	77,115
			351,363

TOTAL CONSUMER STAPLES			1,840,876

ENERGY - 4.0%
Energy Equipment & Services - 1.0%
Oceaneering International, Inc.		1,798,799	70,657
Schlumberger Ltd.		2,906,423	200,456
			271,113
Oil, Gas & Consumable Fuels - 3.0%
Anadarko Petroleum Corp.		2,142,246	129,370
Antero Resources Corp. (a)(b)		3,359,456	71,086
Birchcliff Energy Ltd. (a)		50,300	240
Birchcliff Energy Ltd. (a)(e)		585,400	2,799
Cabot Oil & Gas Corp.		3,589,580	78,468
Chevron Corp.		665,900	52,526
Concho Resources, Inc. (a)		78,980	7,764
ConocoPhillips Co.		750,000	35,970
Continental Resources, Inc. (a)		81,300	2,355
EOG Resources, Inc.		1,934,060	140,800
Golar LNG Ltd.		1,200,000	33,456
Marathon Petroleum Corp.		713,600	33,061
Memorial Resource Development Corp. (a)		1,226,100	21,555
Noble Energy, Inc.		1,537,261	46,395
Pioneer Natural Resources Co.		511,200	62,182
Tesoro Corp.		254,100	24,709
Valero Energy Corp.		627,000	37,683
			780,419

TOTAL ENERGY			1,051,532

FINANCIALS - 17.2%
Banks - 8.7%
Bank of America Corp.		27,711,327	431,742
Bank of Ireland (a)		248,940,628	96,796
Citigroup, Inc.		2,052,400	101,820
HDFC Bank Ltd. sponsored ADR		1,983,672	121,183
JPMorgan Chase & Co.		7,700,800	469,518
Kotak Mahindra Bank Ltd.		539,207	5,357
Metro Bank PLC Class A (a)(d)		419,395	8,654
PNC Financial Services Group, Inc.		1,177,489	105,032
U.S. Bancorp		5,418,414	222,209
Virgin Money Holdings Uk PLC		2,335,800	13,657
Wells Fargo & Co.		13,676,556	702,291
			2,278,259
Capital Markets - 2.0%
BlackRock, Inc. Class A		392,746	116,830
Charles Schwab Corp.		3,619,964	103,386
Diamond Hill Investment Group, Inc.		810	151
Goldman Sachs Group, Inc.		167,516	29,108
KKR & Co. LP		1,570,300	26,350
Morgan Stanley		5,275,977	166,193
Oaktree Capital Group LLC Class A		1,290,176	63,864
			505,882
Consumer Finance - 0.1%
Credit Acceptance Corp. (a)(b)		24,300	4,784
Discover Financial Services		50,800	2,641
LendingClub Corp. (b)		1,464,581	19,376
			26,801
Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc. Class A (a)		2,240	437,338
IntercontinentalExchange, Inc.		41,536	9,761
McGraw Hill Financial, Inc.		937,400	81,085
			528,184
Insurance - 3.4%
ACE Ltd.		849,195	87,807
AIA Group Ltd.		27,856,000	144,872
American International Group, Inc.		5,339,500	303,390
Fairfax Financial Holdings Ltd. (sub. vtg.)		159,000	72,410
James River Group Holdings Ltd.		97,300	2,616
Marsh & McLennan Companies, Inc.		1,099,241	57,402
The Chubb Corp.		1,487,736	182,471
The Travelers Companies, Inc.		369,563	36,783
			887,751
Real Estate Investment Trusts - 0.6%
American Tower Corp.		1,411,575	124,190
Equity Residential (SBI)		519,200	39,002
			163,192
Real Estate Management & Development - 0.4%
Brookfield Asset Management, Inc. Class A		83,100	2,615
Realogy Holdings Corp. (a)		2,812,300	105,827
			108,442

TOTAL FINANCIALS			4,498,511

HEALTH CARE - 13.2%
Biotechnology - 2.9%
Agios Pharmaceuticals, Inc. (a)(b)		846,562	59,759
Amgen, Inc.		673,499	93,158
Anacor Pharmaceuticals, Inc. (a)		33,500	3,943
Biogen, Inc. (a)		271,886	79,339
BioMarin Pharmaceutical, Inc. (a)		324,200	34,145
bluebird bio, Inc. (a)		133,800	11,447
Blueprint Medicines Corp.		45,300	967
Celgene Corp. (a)		1,196,500	129,425
Cellectis SA sponsored ADR		162,900	4,294
Chiasma, Inc. (a)		54,800	1,089
Cidara Therapeutics, Inc.		88,300	1,123
Clovis Oncology, Inc. (a)		26,300	2,419
Coherus BioSciences, Inc.		54,100	1,084
Dyax Corp. (a)		469,600	8,965
Genmab A/S (a)		48,800	4,469
Gilead Sciences, Inc.		2,600,928	255,385
Incyte Corp. (a)		47,000	5,186
Intrexon Corp. (a)(b)		793,081	25,220
Light Sciences Oncology, Inc. (a)		2,708,254	0
Medivation, Inc. (a)		394,984	16,787
Mirati Therapeutics, Inc. (a)		44,000	1,514
Myriad Genetics, Inc. (a)(b)		158,091	5,925
NantKwest, Inc. (a)(b)		121,900	1,397
Neurocrine Biosciences, Inc. (a)		213,890	8,511
ProNai Therapeutics, Inc. (a)		68,400	1,404
Sage Therapeutics, Inc. (a)		35,000	1,481
TESARO, Inc. (a)		27,400	1,099
Ultragenyx Pharmaceutical, Inc. (a)		31,800	3,063
			762,598
Health Care Equipment & Supplies - 2.7%
Align Technology, Inc. (a)		1,632,258	92,647
Becton, Dickinson & Co.		298,896	39,652
Boston Scientific Corp. (a)		11,134,924	182,724
C.R. Bard, Inc.		186,538	34,754
DENTSPLY International, Inc.		101,500	5,133
DexCom, Inc. (a)		698,138	59,942
Edwards Lifesciences Corp. (a)		308,300	43,831
I-Pulse, Inc. (a)		58,562	504
ICU Medical, Inc. (a)		100,435	10,998
Medtronic PLC		1,164,800	77,972
Penumbra, Inc.		33,900	1,359
Stryker Corp.		395,732	37,238
The Cooper Companies, Inc.		592,851	88,252
Zimmer Biomet Holdings, Inc.		272,369	25,584
			700,590
Health Care Providers & Services - 2.8%
Acadia Healthcare Co., Inc. (a)		36,500	2,419
Aetna, Inc.		648,648	70,969
AmerisourceBergen Corp.		72,900	6,925
Anthem, Inc.		329,900	46,186
Cigna Corp.		524,200	70,777
Diplomat Pharmacy, Inc. (b)		253,477	7,282
HCA Holdings, Inc. (a)		474,500	36,707
Henry Schein, Inc. (a)		1,329,081	176,396
Teladoc, Inc. (b)		185,679	4,139
UnitedHealth Group, Inc.		2,424,600	281,278
Universal Health Services, Inc. Class B		253,400	31,627
			734,705
Health Care Technology - 0.5%
Castlight Health, Inc.		1,325,100	5,565
Cerner Corp. (a)		2,041,630	122,416
			127,981
Life Sciences Tools & Services - 1.9%
Eurofins Scientific SA		451,984	138,736
Illumina, Inc. (a)		366,451	64,429
Mettler-Toledo International, Inc. (a)		419,127	119,342
Thermo Fisher Scientific, Inc.		1,138,235	139,183
Waters Corp. (a)		358,012	42,321
			504,011
Pharmaceuticals - 2.4%
Astellas Pharma, Inc.		6,544,400	84,711
Bristol-Myers Squibb Co.		2,715,600	160,764
Eli Lilly & Co.		215,300	18,018
Intra-Cellular Therapies, Inc. (a)		102,525	4,105
Johnson & Johnson		901,956	84,198
Novo Nordisk A/S Series B		1,480,201	79,878
Perrigo Co. PLC		518,185	81,495
Teva Pharmaceutical Industries Ltd. sponsored ADR		1,922,300	108,533
Valeant Pharmaceuticals International, Inc. (Canada) (a)		24,000	4,284
			625,986

TOTAL HEALTH CARE			3,455,871

INDUSTRIALS - 6.0%
Aerospace & Defense - 1.0%
Esterline Technologies Corp. (a)		305,800	21,984
General Dynamics Corp.		112,100	15,464
Teledyne Technologies, Inc. (a)		269,600	24,345
The Boeing Co.		971,064	127,161
TransDigm Group, Inc. (a)		299,472	63,611
			252,565
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.		253,000	17,148
FedEx Corp.		596,910	85,943
			103,091
Airlines - 1.1%
Ryanair Holdings PLC sponsored ADR		2,373,095	185,813
Southwest Airlines Co.		2,974,500	113,150
			298,963
Building Products - 0.6%
ASSA ABLOY AB (B Shares)		480,600	8,607
Fortune Brands Home & Security, Inc.		1,071,389	50,859
Toto Ltd.		3,057,000	95,267
			154,733
Commercial Services & Supplies - 0.0%
Stericycle, Inc. (a)		19,300	2,689
Electrical Equipment - 0.1%
Acuity Brands, Inc.		98,092	17,223
Nidec Corp.		73,000	5,020
			22,243
Industrial Conglomerates - 0.6%
Danaher Corp.		1,040,268	88,641
General Electric Co.		2,763,800	69,703
			158,344
Machinery - 0.2%
Deere & Co.		191,700	14,186
Minebea Ltd.		503,000	5,340
PACCAR, Inc.		363,613	18,970
Rational AG		2,100	839
			39,335
Professional Services - 0.5%
Equifax, Inc.		227,498	22,108
Robert Half International, Inc.		281,100	14,381
Verisk Analytics, Inc. (a)		1,322,495	97,746
			134,235
Road & Rail - 0.8%
Canadian Pacific Railway Ltd. (b)		832,932	119,550
J.B. Hunt Transport Services, Inc.		896,030	63,977
Union Pacific Corp.		252,332	22,309
			205,836
Trading Companies & Distributors - 0.7%
Air Lease Corp.:
Class A (e)		320,800	9,919
Class A		2,333,511	72,152
HD Supply Holdings, Inc. (a)		834,900	23,895
United Rentals, Inc. (a)		1,413,200	84,863
			190,829

TOTAL INDUSTRIALS			1,562,863

INFORMATION TECHNOLOGY - 22.7%
Communications Equipment - 0.4%
CommScope Holding Co., Inc. (a)		420,540	12,629
F5 Networks, Inc. (a)		111,800	12,946
Motorola Solutions, Inc.		117,300	8,021
Palo Alto Networks, Inc. (a)		16,000	2,752
QUALCOMM, Inc.		1,165,900	62,644
			98,992
Electronic Equipment & Components - 1.8%
Amphenol Corp. Class A		7,364,672	375,304
CDW Corp.		797,900	32,602
IPG Photonics Corp. (a)(b)		659,100	50,072
Keyence Corp.		9,400	4,198
			462,176
Internet Software & Services - 7.8%
Akamai Technologies, Inc. (a)		1,871,600	129,253
Alibaba Group Holding Ltd. sponsored ADR		54,300	3,202
Dropbox, Inc. (a)(d)		1,289,836	17,013
eBay, Inc. (a)		1,246,100	30,455
Endurance International Group Holdings, Inc. (a)		3,983,000	53,213
Facebook, Inc. Class A (a)		11,988,959	1,077,805
GoDaddy, Inc. (a)		1,418,900	35,770
Google, Inc.:
Class A (a)		465,046	296,871
Class C		486,498	295,995
JUST EAT Ltd. (a)		1,253,425	7,782
LinkedIn Corp. Class A (a)		65,766	12,504
LogMeIn, Inc. (a)		195,925	13,354
New Relic, Inc.		9,100	347
Shutterstock, Inc. (a)(b)		540,350	16,340
Stamps.com, Inc. (a)		131,350	9,721
SurveyMonkey (d)		2,069,881	31,876
Tencent Holdings Ltd.		297,000	5,006
			2,036,507
IT Services - 6.1%
Alliance Data Systems Corp. (a)		194,059	50,257
ASAC II LP (a)(d)		9,408,021	197,667
Cognizant Technology Solutions Corp. Class A (a)		1,358,800	85,074
Fidelity National Information Services, Inc.		1,550,130	103,983
Fiserv, Inc. (a)		1,577,692	136,644
FleetCor Technologies, Inc. (a)		322,000	44,314
Gartner, Inc. Class A (a)		610,627	51,250
IBM Corp.		120,800	17,512
Infosys Ltd. sponsored ADR		135,000	2,577
MasterCard, Inc. Class A		2,400,735	216,354
PayPal Holdings, Inc. (a)		2,012,921	62,481
Total System Services, Inc.		2,061,847	93,670
Visa, Inc. Class A		7,837,696	545,974
			1,607,757
Semiconductors & Semiconductor Equipment - 1.5%
Analog Devices, Inc.		744,100	41,975
ARM Holdings PLC		148,100	2,128
Avago Technologies Ltd.		1,170,945	146,380
Broadcom Corp. Class A		901,400	46,359
Cavium, Inc. (a)		47,700	2,927
Freescale Semiconductor, Inc. (a)		1,557,530	56,974
Inphi Corp. (a)		106,758	2,566
NXP Semiconductors NV (a)		573,500	49,935
Qorvo, Inc. (a)		257,742	11,611
Skyworks Solutions, Inc.		419,200	35,301
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		135,100	2,803
			398,959
Software - 4.0%
Activision Blizzard, Inc.		1,455,453	44,959
Adobe Systems, Inc. (a)		1,699,761	139,754
Check Point Software Technologies Ltd. (a)		118,712	9,417
Electronic Arts, Inc. (a)		922,700	62,513
HubSpot, Inc.		26,400	1,224
Intuit, Inc.		575,200	51,049
Microsoft Corp.		2,193,713	97,094
MicroStrategy, Inc. Class A (a)		12,430	2,442
Mobileye NV (a)		1,784,920	81,178
NetSuite, Inc. (a)(b)		611,589	51,312
Progress Software Corp. (a)		21,800	563
Qlik Technologies, Inc. (a)		818,524	29,835
Rapid7, Inc. (a)(b)		45,700	1,040
Red Hat, Inc. (a)		277,803	19,968
Salesforce.com, Inc. (a)		4,961,712	344,492
ServiceNow, Inc. (a)		108,600	7,542
Trion World Network, Inc.:
warrants 8/10/17 (a)(d)		18,952	0
warrants 10/3/18 (a)(d)		27,736	0
Tyler Technologies, Inc. (a)		5,356	800
Ultimate Software Group, Inc. (a)		436,366	78,114
Workday, Inc. Class A (a)		414,600	28,549
			1,051,845
Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc.		1,923,400	212,151
First Data Holdings, Inc. Class B (a)(d)		15,456,860	70,483
			282,634

TOTAL INFORMATION TECHNOLOGY			5,938,870

MATERIALS - 3.6%
Chemicals - 2.4%
Airgas, Inc.		778,700	69,561
CF Industries Holdings, Inc.		479,335	21,522
Ecolab, Inc.		573,113	62,882
LyondellBasell Industries NV Class A		971,100	80,951
Monsanto Co.		747,467	63,789
Olin Corp. (b)		102,780	1,728
PPG Industries, Inc.		2,129,264	186,715
Sherwin-Williams Co.		702,836	156,578
			643,726
Construction Materials - 0.2%
Martin Marietta Materials, Inc.		282,034	42,855
Containers & Packaging - 0.5%
Ball Corp.		111,300	6,923
Sealed Air Corp.		656,300	30,767
WestRock Co.		2,026,018	104,218
			141,908
Metals & Mining - 0.2%
B2Gold Corp. (a)		20,610,932	21,777
Barrick Gold Corp.		229,800	1,462
Franco-Nevada Corp.		438,561	19,327
GoviEx Uranium, Inc. (a)		851,865	64
GoviEx Uranium, Inc. (a)(e)		23,200	2
GoviEx Uranium, Inc. (e)		2,625,135	197
Ivanhoe Mines Ltd. (a)		953,200	464
Novagold Resources, Inc. (a)		314,812	1,139
			44,432
Paper & Forest Products - 0.3%
International Paper Co.		1,825,883	69,000

TOTAL MATERIALS			941,921

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)		446,100	17,759
TOTAL COMMON STOCKS
(Cost $18,143,203)			24,032,728

Preferred Stocks - 1.5%
Convertible Preferred Stocks - 1.4%
CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.2%
Blu Homes, Inc. Series A, 5.00% (a)(d)		7,091,632	47,230
Media - 0.0%
Mode Media Corp. Series M-1, 8.00% (a)(d)		165,366	164
TOTAL CONSUMER DISCRETIONARY			47,394
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blue Apron, Inc. Series D (d)		1,110,537	14,800
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Oportun Finance Corp. Series H (d)		10,791,166	30,726
HEALTH CARE - 0.2%
Biotechnology - 0.1%
23andMe, Inc. Series E (d)		166,247	1,800
Intarcia Therapeutics, Inc. Series CC (a)(d)		516,522	16,074
			17,874
Life Sciences Tools & Services - 0.1%
Living Proof, Inc. 8.00% (a)(d)		10,369,703	31,835
TOTAL HEALTH CARE			49,709
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series G (d)		145,254	12,928
INFORMATION TECHNOLOGY - 0.8%
Internet Software & Services - 0.7%
Dropbox, Inc.:
Series A (a)(d)		299,518	3,951
Series C (a)(d)		161,770	2,134
Pinterest, Inc.:
Series E, 8.00% (a)(d)		2,640,631	96,277
Series F, 8.00% (a)(d)		1,761,729	64,233
Series G, 8.00% (d)		335,293	12,225
			178,820
IT Services - 0.0%
Nutanix, Inc. Series E (a)(d)		783,938	11,289
Software - 0.1%
Cloudera, Inc. Series F (a)(d)		312,284	10,252
Trion World Network, Inc.:
Series C, 8.00% (a)(d)		602,295	313
Series C-1, 8.00% (a)(d)		47,380	25
Series D, 8.00% (a)(d)		50,840	26
Twilio, Inc. Series E (d)		751,240	8,497
			19,113
TOTAL INFORMATION TECHNOLOGY			209,222

TOTAL CONVERTIBLE PREFERRED STOCKS			364,779

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG		226,200	24,707
TOTAL PREFERRED STOCKS
(Cost $261,977)			389,486
		Principal Amount (000s)(f)	Value (000s)

Corporate Bonds - 0.0%
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World Network, Inc. 15% 10/10/15 pay-in-kind (d)		214	214
Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
Bank of Ireland 10% 7/30/16	EUR	3,571	4,195
TOTAL CORPORATE BONDS
(Cost $4,892)			4,409
		Shares	Value (000s)

Money Market Funds - 9.1%
Fidelity Cash Central Fund, 0.18% (g)		1,649,143,591	1,649,144
Fidelity Securities Lending Cash Central Fund, 0.20% (g)(h)		720,196,859	720,197
TOTAL MONEY MARKET FUNDS
(Cost $2,369,341)			2,369,341
TOTAL INVESTMENT PORTFOLIO - 102.5%
(Cost $20,779,413)			26,795,964
NET OTHER ASSETS (LIABILITIES) - (2.5)%			(647,402)
NET ASSETS - 100%			$26,148,562

Currency Abbreviations

EUR – European Monetary Unit

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is wholly-owned by the Fund.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $722,039,000 or 2.8% of net assets.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,917,000 or 0.0% of net assets.

 (f) Amount is stated in United States dollars unless otherwise noted.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series E	6/18/15	$1,800
ASAC II LP	10/10/13	$94,080
Blu Homes, Inc. Series A, 5.00%	6/10/13 - 12/30/14	$32,763
Blue Apron, Inc. Series D	5/18/15	$14,800
Cloudera, Inc. Series F	2/5/14	$4,547
Dropbox, Inc.	5/2/12	$11,672
Dropbox, Inc. Series A	5/29/12	$2,710
Dropbox, Inc. Series C	1/30/14	$3,090
First Data Holdings, Inc. Class B	6/26/14	$61,827
Intarcia Therapeutics, Inc. Series CC	11/14/12	$7,040
Legend Pictures LLC	9/23/10 - 6/10/15	$18,476
Living Proof, Inc. 8.00%	2/13/13	$18,400
Metro Bank PLC Class A	5/21/12 - 12/6/13	$7,616
Mode Media Corp. Series M-1, 8.00%	3/19/08	$3,508
Nutanix, Inc. Series E	8/26/14	$10,502
Oportun Finance Corp. Series H	2/6/15	$30,726
Pinterest, Inc. Series E, 8.00%	10/23/13	$38,370
Pinterest, Inc. Series F, 8.00%	5/15/14	$29,923
Pinterest, Inc. Series G, 8.00%	2/27/15	$12,035
Space Exploration Technologies Corp. Series G	1/20/15	$11,251
SurveyMonkey	12/15/14	$34,050
Trion World Network, Inc. warrants 8/10/17	8/10/10	$0
Trion World Network, Inc. warrants 10/3/18	10/10/13	$0
Trion World Network, Inc. Series C, 8.00%	8/22/08	$3,307
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$260
Trion World Network, Inc. Series D, 8.00%	3/20/13	$267
Trion World Network, Inc. 15% 10/10/15 pay-in-kind	10/10/13 - 4/10/15	$214
Twilio, Inc. Series E	4/24/15	$8,497
Weinstein Co. Holdings LLC Class A-1	10/19/05	$2,299

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$801
Fidelity Securities Lending Cash Central Fund	3,234
Total	$4,035

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$4,796,626	$4,714,936	$2,699	$78,991
Consumer Staples	1,855,676	1,763,652	77,224	14,800
Energy	1,051,532	1,051,532	--	--
Financials	4,529,237	4,242,832	247,025	39,380
Health Care	3,505,580	3,290,778	164,589	50,213
Industrials	1,575,791	1,457,236	105,627	12,928
Information Technology	6,148,092	5,610,499	11,332	526,261
Materials	941,921	941,921	--	--
Telecommunication Services	17,759	17,759	--	--
Corporate Bonds	4,409	--	4,195	214
Money Market Funds	2,369,341	2,369,341	--	--
Total Investments in Securities:	$26,795,964	$25,460,486	$612,691	$722,787

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Equities - Information Technology
Beginning Balance	$334,440
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	171,289
Cost of Purchases	20,532
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$526,261
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2015	$171,289

Other Investments in Securities
Beginning Balance	$138,746
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(4,867)
Cost of Purchases	64,154
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(1,507)
Ending Balance	$196,526
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2015	$(4,867)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Asset Type	Fair Value at 09/30/15	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Corporate Bonds	$214	Replacement cost	Recovery rate	1.0%	Increase
Equities	$722,573	Discount cash flow	Discount rate	8.0%	Decrease
			Growth rate	3.0%	Increase
		Discount rate	Discount for lack of marketability	10.0%	Decrease
		Expected distribution	Recovery rate	0.0%	Increase
		Last transaction price	Transaction price	$0.99 - $89.00 / $23.75	Increase
			Adjusted transaction price	$31.12	Increase
			Discount rate	50.0%	Decrease
		Market comparable	EV/EBITDA multiple	7.8 - 25.0 / 19.8	Increase
			Discount for lack of marketability	10.0% - 30.0% / 14.7%	Decrease
			EV/Sales multiple	1.3 - 7.2 / 6.9	Increase
			P/B multiple	2.2	Increase
			Discount rate	8.0% - 50.0% / 15.0%	Decrease
			P/E multiple	13.7	Increase
			EBITDA multiple	15.9	Increase
		Partnership NAV	Partnership NAV	21.01	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $20,811,465,000. Net unrealized appreciation aggregated $5,984,499,000, of which $7,052,500,000 related to appreciated investment securities and $1,068,001,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Contrafund®

September 30, 2015

1.807733.111
CON-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
		Shares	Value (000s)
CONSUMER DISCRETIONARY - 20.7%
Automobiles - 1.3%
General Motors Co.		4,142,733	$124,365
Mahindra & Mahindra Ltd. (a)		4,327,351	83,713
Maruti Suzuki India Ltd. (a)		1,787,822	128,282
Tesla Motors, Inc. (a)(b)		3,936,054	977,716
			1,314,076
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)		1,126,403	72,360
Hotels, Restaurants & Leisure - 4.7%
ARAMARK Holdings Corp.		3,708,133	109,909
Buffalo Wild Wings, Inc. (a)		46,965	9,084
Chipotle Mexican Grill, Inc. (a)(c)		1,941,253	1,398,187
Domino's Pizza, Inc.		1,644,084	177,413
Dunkin' Brands Group, Inc.		1,951,790	95,638
Hilton Worldwide Holdings, Inc.		2,884,154	66,162
Jubilant Foodworks Ltd.		155,623	3,814
Marriott International, Inc. Class A		6,499,804	443,287
Paddy Power PLC (Ireland)		101,200	11,670
Papa John's International, Inc.		169,722	11,623
Planet Fitness, Inc. (a)		571,549	9,796
Starbucks Corp.		36,937,998	2,099,556
Whitbread PLC		4,981,623	351,778
Zoe's Kitchen, Inc. (a)(b)		413,300	16,321
			4,804,238
Household Durables - 0.2%
D.R. Horton, Inc.		727,123	21,348
Leggett & Platt, Inc.		440,398	18,166
Lennar Corp. Class A		1,301,596	62,646
Mohawk Industries, Inc. (a)		683,357	124,227
Tempur Sealy International, Inc. (a)		92,000	6,572
			232,959
Internet & Catalog Retail - 4.1%
Amazon.com, Inc. (a)		4,552,415	2,330,336
ASOS PLC (a)(b)		391,420	16,366
Netflix, Inc. (a)		7,647,238	789,654
Priceline Group, Inc. (a)		732,992	906,608
TripAdvisor, Inc. (a)		2,547,806	160,563
Wayfair LLC Class A (b)		2,223,785	77,966
			4,281,493
Leisure Products - 0.0%
Hasbro, Inc.		381,550	27,525
Media - 3.4%
Charter Communications, Inc. Class A (a)(b)		967,491	170,133
DISH Network Corp. Class A (a)		320,869	18,719
Entertainment One Ltd.		334,446	1,255
Legend Pictures LLC (a)(d)(e)		98,977	217,321
Liberty Broadband Corp.:
Class A (a)		468,531	24,101
Class C (a)		1,085,149	55,527
Liberty Global PLC:
Class A (a)		6,693,821	287,433
Class A (a)		402,275	13,553
Class C (a)		4,578,264	187,800
LiLAC Class C (a)		228,913	7,838
Liberty Media Corp. Class C (a)		4,906,135	169,065
Lions Gate Entertainment Corp.		2,328,171	85,677
Naspers Ltd. Class N		689,800	86,143
Rightmove PLC		816,453	45,056
Starz Series A (a)		836,011	31,217
The Walt Disney Co.		20,688,777	2,114,393
Vivendi SA		459,900	10,859
Weinstein Co. Holdings LLC Class A-1 (a)(d)(e)		41,234	14,184
			3,540,274
Multiline Retail - 0.3%
B&M European Value Retail S.A.		10,846,104	53,390
Dollar Tree, Inc. (a)		2,175,100	144,992
Dollarama, Inc.		1,350,944	91,241
			289,623
Specialty Retail - 3.7%
AutoNation, Inc. (a)		536,453	31,211
AutoZone, Inc. (a)		479,710	347,228
Best Buy Co., Inc.		349,639	12,979
DavidsTea, Inc.		70,347	1,102
Fast Retailing Co. Ltd.		23,000	9,355
Foot Locker, Inc.		1,376,532	99,069
Home Depot, Inc.		3,973,833	458,938
L Brands, Inc.		227,595	20,513
O'Reilly Automotive, Inc. (a)		2,486,398	621,600
Restoration Hardware Holdings, Inc. (a)		1,000	93
Signet Jewelers Ltd.		985,665	134,179
TJX Companies, Inc.		27,721,384	1,979,861
Ulta Salon, Cosmetics & Fragrance, Inc. (a)		794,237	129,739
			3,845,867
Textiles, Apparel & Luxury Goods - 2.9%
NIKE, Inc. Class B		16,812,409	2,067,422
Under Armour, Inc. Class A (sub. vtg.) (a)		9,513,772	920,743
			2,988,165

TOTAL CONSUMER DISCRETIONARY			21,396,580

CONSUMER STAPLES - 6.3%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (a)		495,190	104,292
Constellation Brands, Inc. Class A (sub. vtg.)		379,967	47,576
Monster Beverage Corp. (a)		887,261	119,904
The Coca-Cola Co.		4,201,628	168,569
			440,341
Food & Staples Retailing - 1.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		1,430,954	65,806
Costco Wholesale Corp.		4,886,670	706,466
CVS Health Corp.		12,757,323	1,230,827
			2,003,099
Food Products - 1.1%
Amplify Snack Brands, Inc. (a)		1,267,283	13,573
Associated British Foods PLC		13,132,203	663,516
Blue Buffalo Pet Products, Inc. (a)(b)		482,478	8,641
General Mills, Inc.		207,000	11,619
Mondelez International, Inc.		5,819,941	243,681
Pinnacle Foods, Inc.		2,471,664	103,513
Post Holdings, Inc. (a)		331,828	19,611
The Hain Celestial Group, Inc. (a)		1,343,395	69,319
The Kraft Heinz Co.		138,037	9,743
			1,143,216
Household Products - 1.6%
Colgate-Palmolive Co.		25,927,163	1,645,338
Personal Products - 1.3%
Coty, Inc. Class A		460,188	12,453
Estee Lauder Companies, Inc. Class A		15,481,746	1,249,067
L'Oreal SA		252,958	43,826
			1,305,346

TOTAL CONSUMER STAPLES			6,537,340

ENERGY - 1.1%
Energy Equipment & Services - 0.1%
Schlumberger Ltd.		1,614,966	111,384
Oil, Gas & Consumable Fuels - 1.0%
Americas Petrogas, Inc. (a)(f)		3,560,563	520
Birchcliff Energy Ltd. (a)		4,336,384	20,731
Birchcliff Energy Ltd. (a)(f)		686,127	3,280
Concho Resources, Inc. (a)		375,820	36,943
Continental Resources, Inc. (a)		508,627	14,735
EOG Resources, Inc.		4,738,543	344,966
Marathon Petroleum Corp.		3,036,004	140,658
Noble Energy, Inc.		6,517,404	196,695
Tesoro Corp.		1,006,137	97,837
Valero Energy Corp.		2,516,843	151,262
			1,007,627

TOTAL ENERGY			1,119,011

FINANCIALS - 15.1%
Banks - 7.4%
Bank of America Corp.		29,519,979	459,921
Bank of Ireland (a)		1,308,617,141	508,830
Citigroup, Inc.		16,298,176	808,553
HDFC Bank Ltd. sponsored ADR		7,521,003	459,458
JPMorgan Chase & Co.		14,514,165	884,929
Kotak Mahindra Bank Ltd.		5,810,622	57,724
Metro Bank PLC Class A (a)(c)(e)		4,680,628	96,580
U.S. Bancorp		21,201,943	869,492
Virgin Money Holdings Uk PLC		8,950,685	52,333
Wells Fargo & Co.		68,167,638	3,500,408
			7,698,228
Capital Markets - 0.9%
BlackRock, Inc. Class A		1,272,029	378,390
Charles Schwab Corp.		4,343,820	124,059
Diamond Hill Investment Group, Inc.		3,711	690
Goldman Sachs Group, Inc.		591,330	102,750
Morgan Stanley		5,935,892	186,981
Oaktree Capital Group LLC Class A		2,399,772	118,789
			911,659
Consumer Finance - 0.1%
American Express Co.		667,225	49,461
Credit Acceptance Corp. (a)(b)		100,525	19,790
Discover Financial Services		199,900	10,393
LendingClub Corp. (b)		5,147,698	68,104
			147,748
Diversified Financial Services - 4.9%
Berkshire Hathaway, Inc. Class A (a)		23,492	4,586,578
IntercontinentalExchange, Inc.		164,598	38,679
McGraw Hill Financial, Inc.		4,627,594	400,287
			5,025,544
Insurance - 1.5%
ACE Ltd.		2,547,742	263,437
AIA Group Ltd.		79,800,800	415,024
Direct Line Insurance Group PLC		10,487,673	59,479
Fairfax Financial Holdings Ltd. (sub. vtg.)		196,132	89,320
James River Group Holdings Ltd.		390,900	10,511
Marsh & McLennan Companies, Inc.		4,190,863	218,847
The Chubb Corp.		3,734,095	457,987
The Travelers Companies, Inc.		112,863	11,233
			1,525,838
Real Estate Investment Trusts - 0.3%
American Tower Corp.		1,874,152	164,888
Equity Residential (SBI)		1,999,855	150,229
			315,117
Real Estate Management & Development - 0.0%
Brookfield Asset Management, Inc. Class A		326,550	10,275
WeWork Companies, Inc. Class A (e)		644,857	21,209
			31,484

TOTAL FINANCIALS			15,655,618

HEALTH CARE - 14.5%
Biotechnology - 5.0%
Aduro Biotech, Inc.		468,385	9,073
Agios Pharmaceuticals, Inc. (a)		1,308,987	92,401
Alexion Pharmaceuticals, Inc. (a)		74,714	11,685
Alnylam Pharmaceuticals, Inc. (a)		172,263	13,843
Amgen, Inc.		1,171,552	162,049
Anacor Pharmaceuticals, Inc. (a)		132,639	15,613
Biogen, Inc. (a)		6,096,033	1,778,883
BioMarin Pharmaceutical, Inc. (a)		1,301,450	137,069
bluebird bio, Inc. (a)		507,347	43,404
Blueprint Medicines Corp.		169,482	3,617
Celgene Corp. (a)		5,389,565	582,989
Cellectis SA sponsored ADR		648,802	17,102
Chiasma, Inc. (a)		214,401	4,262
Cidara Therapeutics, Inc.		337,645	4,295
Clovis Oncology, Inc. (a)		103,076	9,479
Coherus BioSciences, Inc.		208,294	4,174
Dyax Corp. (a)		1,818,334	34,712
Genmab A/S (a)		222,000	20,330
Gilead Sciences, Inc.		17,873,788	1,755,027
Incyte Corp. (a)		202,000	22,287
Intrexon Corp. (a)(b)		3,125,934	99,405
Medivation, Inc. (a)		1,479,743	62,889
Mirati Therapeutics, Inc. (a)		172,900	5,951
Myriad Genetics, Inc. (a)(b)		620,195	23,245
NantKwest, Inc. (a)(b)		474,881	5,442
Neurocrine Biosciences, Inc. (a)		2,136,614	85,016
OvaScience, Inc. (a)		540,724	4,591
ProNai Therapeutics, Inc. (a)		267,477	5,489
Regeneron Pharmaceuticals, Inc. (a)		313,025	145,600
Sage Therapeutics, Inc. (a)		133,795	5,662
TESARO, Inc. (a)		168,472	6,756
Ultragenyx Pharmaceutical, Inc. (a)		124,713	12,011
			5,184,351
Health Care Equipment & Supplies - 1.7%
Becton, Dickinson & Co.		1,121,846	148,824
Boston Scientific Corp. (a)		26,847,858	440,573
C.R. Bard, Inc.		675,257	125,807
DENTSPLY International, Inc.		628,905	31,804
DexCom, Inc. (a)		2,530,796	217,294
ICU Medical, Inc. (a)		400,968	43,906
Medtronic PLC		7,280,283	487,342
Penumbra, Inc.		133,500	5,353
Stryker Corp.		2,314,452	217,790
Zimmer Biomet Holdings, Inc.		954,056	89,614
			1,808,307
Health Care Providers & Services - 3.8%
Acadia Healthcare Co., Inc. (a)		151,800	10,060
Aetna, Inc.		2,765,756	302,601
AmerisourceBergen Corp.		4,938,294	469,089
Anthem, Inc.		1,399,336	195,907
Cigna Corp.		2,217,748	299,440
Diplomat Pharmacy, Inc. (b)		967,855	27,806
HCA Holdings, Inc. (a)		2,182,940	168,872
Henry Schein, Inc. (a)		3,177,274	421,688
Teladoc, Inc. (b)		1,042,597	23,239
UnitedHealth Group, Inc.		16,343,924	1,896,059
Universal Health Services, Inc. Class B		705,764	88,086
			3,902,847
Health Care Technology - 0.5%
Cerner Corp. (a)		8,490,214	509,073
Life Sciences Tools & Services - 1.3%
Eurofins Scientific SA		96,708	29,684
Illumina, Inc. (a)		1,450,629	255,050
Mettler-Toledo International, Inc. (a)(c)		1,670,452	475,645
Thermo Fisher Scientific, Inc.		3,306,013	404,259
Waters Corp. (a)		1,327,204	156,889
			1,321,527
Pharmaceuticals - 2.2%
Astellas Pharma, Inc.		11,886,000	153,853
Bayer AG		684,359	87,520
Bristol-Myers Squibb Co.		10,536,931	623,786
Eli Lilly & Co.		828,600	69,346
Intra-Cellular Therapies, Inc. (a)		404,300	16,188
Johnson & Johnson		6,833,444	637,902
Novo Nordisk A/S Series B		3,827,438	206,546
Teva Pharmaceutical Industries Ltd. sponsored ADR		7,546,366	426,068
Valeant Pharmaceuticals International, Inc. (Canada) (a)		95,900	17,118
			2,238,327

TOTAL HEALTH CARE			14,964,432

INDUSTRIALS - 5.9%
Aerospace & Defense - 0.5%
General Dynamics Corp.		329,049	45,392
The Boeing Co.		3,219,845	421,639
TransDigm Group, Inc. (a)		393,566	83,597
			550,628
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.		599,564	40,638
FedEx Corp.		3,208,886	462,015
			502,653
Airlines - 1.0%
Delta Air Lines, Inc.		600,643	26,951
Ryanair Holdings PLC sponsored ADR		5,739,654	449,415
Southwest Airlines Co.		13,260,028	504,411
United Continental Holdings, Inc. (a)		1,518,967	80,581
			1,061,358
Building Products - 0.1%
ASSA ABLOY AB (B Shares)		2,499,337	44,761
Fortune Brands Home & Security, Inc.		487,307	23,132
Toto Ltd.		2,144,000	66,815
			134,708
Commercial Services & Supplies - 0.4%
Stericycle, Inc. (a)		2,697,105	375,734
Electrical Equipment - 0.1%
Acuity Brands, Inc.		382,638	67,184
Nidec Corp.		307,500	21,146
			88,330
Industrial Conglomerates - 1.7%
3M Co.		5,449,887	772,630
Danaher Corp.		8,145,351	694,065
General Electric Co.		10,390,823	262,057
			1,728,752
Machinery - 0.2%
Deere & Co.		527,561	39,040
Illinois Tool Works, Inc.		1,068,645	87,960
Minebea Ltd.		1,934,000	20,530
PACCAR, Inc.		1,298,259	67,730
Rational AG		7,787	3,110
			218,370
Professional Services - 0.2%
Equifax, Inc.		1,015,106	98,648
Robert Half International, Inc.		1,739,073	88,971
			187,619
Road & Rail - 0.9%
Canadian Pacific Railway Ltd. (b)		3,568,940	512,248
J.B. Hunt Transport Services, Inc.		425,756	30,399
Union Pacific Corp.		4,679,687	413,731
			956,378
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
Class A (c)(f)		1,542,864	47,705
Class A (c)		5,635,779	174,258
HD Supply Holdings, Inc. (a)		3,662,346	104,816
			326,779

TOTAL INDUSTRIALS			6,131,309

INFORMATION TECHNOLOGY - 28.4%
Communications Equipment - 0.4%
CommScope Holding Co., Inc. (a)		1,661,455	49,893
F5 Networks, Inc. (a)		442,297	51,218
Motorola Solutions, Inc.		476,459	32,580
Palo Alto Networks, Inc. (a)		633,571	108,974
QUALCOMM, Inc.		3,219,149	172,965
			415,630
Electronic Equipment & Components - 1.6%
Amphenol Corp. Class A (c)		26,693,369	1,360,294
CDW Corp.		1,787,954	73,056
IPG Photonics Corp. (a)		2,004,793	152,304
Keyence Corp.		59,100	26,393
			1,612,047
Internet Software & Services - 10.4%
Akamai Technologies, Inc. (a)		2,513,927	173,612
Alibaba Group Holding Ltd. sponsored ADR		2,072,296	122,203
Constant Contact, Inc. (a)		1,226,573	29,732
Dropbox, Inc. (a)(e)		5,464,028	72,071
eBay, Inc. (a)		5,473,783	133,779
Facebook, Inc. Class A (a)		51,178,284	4,600,935
Google, Inc.:
Class A (a)		4,336,517	2,768,302
Class C		4,216,825	2,565,601
JUST EAT Ltd. (a)		4,660,555	28,934
LinkedIn Corp. Class A (a)		257,650	48,987
LogMeIn, Inc. (a)		939,895	64,063
New Relic, Inc.		35,800	1,364
Stamps.com, Inc. (a)		568,785	42,096
Tencent Holdings Ltd.		6,162,300	103,875
Yahoo!, Inc. (a)		184,705	5,340
			10,760,894
IT Services - 5.8%
Alliance Data Systems Corp. (a)		172,218	44,601
ASAC II LP (a)(e)		39,494,500	829,799
Cognizant Technology Solutions Corp. Class A (a)		5,457,591	341,700
Fidelity National Information Services, Inc.		2,668,504	179,003
Fiserv, Inc. (a)		3,623,154	313,801
FleetCor Technologies, Inc. (a)		1,234,080	169,834
Gartner, Inc. Class A (a)		964,234	80,928
Infosys Ltd. sponsored ADR		653,200	12,470
MasterCard, Inc. Class A		17,726,332	1,597,497
PayPal Holdings, Inc. (a)		8,598,787	266,906
Total System Services, Inc.		1,146,847	52,101
Visa, Inc. Class A		31,111,297	2,167,213
			6,055,853
Semiconductors & Semiconductor Equipment - 1.9%
Analog Devices, Inc.		2,750,354	155,147
ARM Holdings PLC		3,180,238	45,691
Avago Technologies Ltd.		5,339,310	667,467
Broadcom Corp. Class A		4,574,004	235,241
Cavium, Inc. (a)		234,403	14,385
Freescale Semiconductor, Inc. (a)		6,073,753	222,178
Inphi Corp. (a)		744,674	17,902
NXP Semiconductors NV (a)		3,350,011	291,685
Qorvo, Inc.(a)		1,243,392	56,015
Skyworks Solutions, Inc.		2,587,887	217,926
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		3,171,681	65,812
			1,989,449
Software - 4.6%
Activision Blizzard, Inc.		5,480,654	169,297
Adobe Systems, Inc. (a)		6,932,216	569,967
Check Point Software Technologies Ltd. (a)		890,846	70,671
Electronic Arts, Inc. (a)		3,910,551	264,940
HubSpot, Inc.		104,052	4,825
Intuit, Inc.		1,795,428	159,344
Microsoft Corp.		15,686,818	694,299
MicroStrategy, Inc. Class A (a)		47,548	9,342
Mobileye NV (a)(b)		7,202,194	327,556
Progress Software Corp. (a)		85,717	2,214
Qlik Technologies, Inc. (a)		3,163,546	115,311
Rapid7, Inc. (a)(b)		179,218	4,077
Red Hat, Inc. (a)		937,549	67,391
Salesforce.com, Inc. (a)		22,851,409	1,586,573
ServiceNow, Inc. (a)		2,464,374	171,151
Trion World Network, Inc.:
warrants 8/10/17 (a)(e)		124,282	0
warrants 10/3/18 (a)(e)		181,908	0
Tyler Technologies, Inc. (a)		20,500	3,061
Ultimate Software Group, Inc. (a)		1,351,682	241,965
Workday, Inc. Class A (a)		4,005,720	275,834
Xero Ltd. (a)(b)		281,919	2,703
			4,740,521
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.		34,380,934	3,792,217

TOTAL INFORMATION TECHNOLOGY			29,366,611

MATERIALS - 2.1%
Chemicals - 1.4%
Agrium, Inc. (b)		32,007	2,869
CF Industries Holdings, Inc.		2,305,061	103,497
Ecolab, Inc.		1,557,169	170,853
LyondellBasell Industries NV Class A		8,600	717
Monsanto Co.		14,428	1,231
Platform Specialty Products Corp. (a)		501,292	6,341
PPG Industries, Inc.		7,575,589	664,303
Sherwin-Williams Co.		2,249,864	501,225
			1,451,036
Construction Materials - 0.2%
Martin Marietta Materials, Inc.		1,136,757	172,730
Containers & Packaging - 0.3%
Ball Corp.		428,165	26,632
Sealed Air Corp.		2,685,290	125,886
WestRock Co.		3,533,787	181,778
			334,296
Metals & Mining - 0.2%
B2Gold Corp. (a)(c)		55,239,626	58,365
Franco-Nevada Corp.		2,321,113	102,289
Ivanhoe Mines Ltd. (a)		9,847,408	4,796
Ivanhoe Mines Ltd. (a)(f)		16,061,209	7,823
Ivanhoe Mines Ltd. Class A warrants 12/10/15 (a)(f)		22,636,300	85
Novagold Resources, Inc. (a)		1,205,211	4,362
			177,720

TOTAL MATERIALS			2,135,782

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)		1,803,397	71,793
TOTAL COMMON STOCKS
(Cost $57,145,633)			97,378,476

Convertible Preferred Stocks - 1.3%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc.:
Series D (a)(e)		578,817	53,885
Series E (e)		388,853	36,200
			90,085
Media - 0.0%
Mode Media Corp. Series M-1, 8.00% (a)(e)		1,228,555	1,216

TOTAL CONSUMER DISCRETIONARY			91,301

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Blue Apron, Inc. Series D (e)		4,329,591	57,700
FINANCIALS - 0.2%
Real Estate Management & Development - 0.2%
WeWork Companies, Inc. Series E (e)		5,803,713	190,882
HEALTH CARE - 0.1%
Biotechnology - 0.1%
23andMe, Inc. Series E (e)		664,987	7,200
Intarcia Therapeutics, Inc. Series CC (a)(e)		2,100,446	65,366
			72,566
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series G (e)		558,215	49,681
INFORMATION TECHNOLOGY - 0.9%
Internet Software & Services - 0.7%
Dropbox, Inc.:
Series A (a)(e)		1,260,898	16,631
Series C (a)(e)		698,385	9,212
Pinterest, Inc.:
Series E, 8.00% (a)(e)		10,968,216	399,901
Series F, 8.00% (a)(e)		691,144	25,199
Series G, 8.00% (e)		860,255	31,365
Uber Technologies, Inc. Series D, 8.00% (a)(e)		4,868,916	193,004
			675,312
IT Services - 0.1%
Nutanix, Inc. Series E (a)(e)		3,060,752	44,075
Software - 0.1%
Cloudera, Inc. Series F (a)(e)		1,316,883	43,233
Cloudflare, Inc. Series D (e)		4,303,714	30,317
Delphix Corp. Series D (e)		3,712,687	33,414
Trion World Network, Inc.:
Series C, 8.00% (a)(e)		3,950,196	2,054
Series C-1, 8.00% (a)(e)		310,705	162
Series D, 8.00% (a)(e)		333,435	173
Twilio, Inc. Series E (e)		2,935,814	33,204
			142,557
Technology Hardware, Storage & Peripherals - 0.0%
Pure Storage, Inc. Series E (a)(e)		2,007,356	30,713

TOTAL INFORMATION TECHNOLOGY			892,657

TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series D (e)		2,538,649	17,288
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $939,636)			1,372,075
		Principal Amount (000s)(g)	Value (000s)

Corporate Bonds - 0.0%
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World Network, Inc. 15% 10/10/15 pay-in-kind (e)		1,402	1,402
Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
Bank of Ireland 10% 7/30/16	EUR	13,616	15,994
TOTAL CORPORATE BONDS
(Cost $19,238)			17,396

Bank Loan Obligations - 0.1%
INDUSTRIALS - 0.1%
Building Products - 0.1%
Jeld-Wen, Inc.:
Tranche B, term loan 5% 7/1/22 (h)		24,880	24,771
Tranche B, term loan 5.25% 10/15/21 (h)		54,171	53,990
(Cost $78,385)			78,761
		Shares	Value (000s)

Money Market Funds - 4.8%
Fidelity Cash Central Fund, 0.18% (i)		4,156,712,528	4,156,713
Fidelity Securities Lending Cash Central Fund, 0.20% (i)(j)		735,940,713	735,941
TOTAL MONEY MARKET FUNDS
(Cost $4,892,654)			4,892,654
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $63,075,546)			103,739,362
NET OTHER ASSETS (LIABILITIES) - (0.4)%			(370,775)
NET ASSETS - 100%			$103,368,587

Currency Abbreviations

EUR – European Monetary Unit

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is wholly-owned by the Fund.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,624,641,000 or 2.5% of net assets.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $59,413,000 or 0.1% of net assets.

 (g) Amount is stated in United States dollars unless otherwise noted.

 (h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series E	6/18/15	$7,200
Airbnb, Inc. Series D	4/16/14	$23,565
Airbnb, Inc. Series E	6/29/15	$36,200
Altiostar Networks, Inc. Series D	1/7/15	$31,200
ASAC II LP	10/10/13	$394,945
Blue Apron, Inc. Series D	5/18/15	$57,700
Cloudera, Inc. Series F	2/5/14	$19,174
Cloudflare, Inc. Series D	11/5/14 - 6/24/15	$26,827
Delphix Corp. Series D	7/10/15	$33,414
Dropbox, Inc.	5/2/12	$49,445
Dropbox, Inc. Series A	5/29/12	$11,410
Dropbox, Inc. Series C	1/30/14	$13,340
Intarcia Therapeutics, Inc. Series CC	11/14/12	$28,629
Legend Pictures LLC	9/23/10 - 6/10/15	$157,036
Metro Bank PLC Class A	12/8/09 - 12/6/13	$80,047
Mode Media Corp. Series M-1, 8.00%	3/19/08	$26,058
Nutanix, Inc. Series E	8/26/14	$41,003
Pinterest, Inc. Series E, 8.00%	10/23/13	$159,376
Pinterest, Inc. Series F, 8.00%	5/15/14	$11,739
Pinterest, Inc. Series G, 8.00%	2/27/15	$30,879
Pure Storage, Inc. Series E	8/22/13	$13,914
Space Exploration Technologies Corp. Series G	1/20/15	$43,239
Trion World Network, Inc. warrants 8/10/17	8/10/10	$0
Trion World Network, Inc. warrants 10/3/18	10/10/13	$0
Trion World Network, Inc. Series C, 8.00%	8/22/08	$21,691
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$1,706
Trion World Network, Inc. Series D, 8.00%	3/20/13	$1,754
Trion World Network, Inc. 15% 10/10/15 pay-in-kind	10/10/13 - 4/10/15	$1,400
Twilio, Inc. Series E	4/24/15	$33,204
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$75,532
Weinstein Co. Holdings LLC Class A-1	10/19/05	$41,721
WeWork Companies, Inc. Class A	6/23/15	$21,209
WeWork Companies, Inc. Series E	6/23/15	$190,882

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$1,899
Fidelity Securities Lending Cash Central Fund	4,269
Total	$6,168

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Air Lease Corp. Class A (144A)	$53,907	$--	$965	$187	$47,705
Air Lease Corp. Class A	208,782	2,274	17,245	707	174,258
Amphenol Corp. Class A	1,363,053	119,419	40,777	10,392	1,360,294
B2Gold Corp.	93,908	14,817	20,695	--	58,365
Chipotle Mexican Grill, Inc.	1,312,660	78,242	58,302	--	1,398,187
Constant Contact, Inc.	79,053	--	23,132	--	--
Ivanhoe Mines Ltd.	20,530	5,951	13,115	--	--
Ivanhoe Mines Ltd. (144A)	14,107	--	4	--	--
Ivanhoe Mines Ltd. Class A warrants 12/10/15	1,364	--	--	--	--
Metro Bank PLC Class A	96,224	--	--	--	96,580
Mettler-Toledo International, Inc.	663,758	2,196	165,764	--	475,645
Noble Energy, Inc.	1,084,789	--	687,478	8,394	--
Total	$4,992,135	$222,899	$1,027,477	$19,680	$3,611,034

 * Includes the value of securities delivered through in-kind transactions.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$21,487,881	$20,939,911	$225,164	$322,806
Consumer Staples	6,595,040	6,537,340	--	57,700
Energy	1,119,011	1,119,011	--	--
Financials	15,846,500	14,556,251	981,578	308,671
Health Care	15,036,998	14,604,033	360,399	72,566
Industrials	6,180,990	6,022,818	108,491	49,681
Information Technology	30,259,268	28,288,782	175,959	1,794,527
Materials	2,135,782	2,135,782	--	--
Telecommunication Services	89,081	71,793	--	17,288
Corporate Bonds	17,396	--	15,994	1,402
Bank Loan Obligations	78,761	--	78,761	--
Money Market Funds	4,892,654	4,892,654	--	--
Total Investments in Securities:	$103,739,362	$99,168,375	$1,946,346	$2,624,641

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Information Technology
Beginning Balance	$1,181,751
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	511,720
Cost of Purchases	101,056
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$1,794,527
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2015	$511,720
Other Investments in Securities
Beginning Balance	$360,655
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	42,099
Cost of Purchases	427,359
Proceeds of Sales	--
Amortization/Accretion	1
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$830,114
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2015	$42,097

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and proceeds of sales includes securities delivered through affiliated in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 09/30/15	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Corporate Bonds	$1,402	Replacement cost	Recovery rate	1.0%	Increase
Equities	$2,623,239	Discount cash flow	Discount rate	8.0%	Decrease
			Growth rate	3.0%	Increase
		Discount rate	Discount for lack of marketability	10.0%	Decrease
		Last transaction price	Transaction price	$0.99- $93.09 / $40.73	Increase
			Adjusted transaction price	$31.12	Increase
		Market comparable	EV/EBITDA multiple	7.8 - 17.5 / 17.1	Increase
			Discount for lack of marketability	10.0% - 30.0% / 13.8%	Decrease
			EV/Sales multiple	1.3 - 7.2 / 6.1	Increase
			P/B multiple	2.2	Increase
			Discount rate	8.0% - 50.0% / 14.2%	Decrease
		Partnership NAV	Partnership NAV	$21.01	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $63,181,124,000. Net unrealized appreciation aggregated $40,558,238,000, of which $42,439,287,000 related to appreciated investment securities and $1,881,049,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Contrafund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 27, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 27, 2015